UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21216
                                                     ---------------------

         Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT November 30, 2005

Nuveen Investments
Municipal Exchange-Traded
Closed-End Funds
                                NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND
                                                                             NTC

                            NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NFC

                          NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NGK

                          NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NGO

                              NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND
                                                                             NMT

                          NUVEEN MASSACHUSETTS DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NMB

                  NUVEEN INSURED MASSACHUSETTS TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NGX

                                   NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND
                                                                             NOM


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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

                                                        LOGO: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

As we enter a new year, many are trying to determine how to best position their investments to take advantage of the opportunities that may lie ahead. Nobody knows what the market will do in the future or what investments will turn out to be tomorrow's best performers. But from our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK OVER THE LONG TERM."


overall investment risk over the long term. That is one reason why we believe that a municipal bond investment like your Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As an added convenience for you, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

As we noted in our last shareholder report, The St. Paul Travelers Companies, Inc., which had owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), had sold a substantial portion of its stake in Nuveen. Since then, St. Paul has sold the balance of its shares to Nuveen Investments or to others. Please be assured that these transactions only affected Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 17, 2006

Nuveen Investments Municipal Exchange-Traded Closed-End Funds
NTC, NFC, NGK, NGO, NMT, NMB, NGX, NOM

Portfolio Managers'
        COMMENTS


Portfolio managers Paul Brennan and Scott Romans discuss key investment strategies and the six-month performance of these eight Funds. Paul, who has more than 16 years of investment experience, including more than 14 with Nuveen, has managed NTC since 1999, NFC since 2001, NGK and NGO since 2002, and NMT and NMB since 2003. In May 2005 he assumed portfolio management responsibility for NGX. Scott, who joined Nuveen in 2000, has managed NOM since 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2005?

Over this period, shorter-term interest rates rose faster than longer-term rates. As a result, bond valuations generally declined and the yield curve flattened, meaning shorter-term rates approached the levels of longer-term rates. In this environment, one of our key strategies continued to be careful duration management. (Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.)

To help us maintain the Funds' durations within our preferred range, we selectively sold holdings with shorter durations, including pre-refunded bonds. When we sold these shorter duration bonds, we tried to reinvest the proceeds further out on the yield curve. For the Connecticut and Massachusetts Funds, this meant looking for bonds that mature in 10 to 20 years while for the Missouri Fund we looked for bonds that mature in 20 to 30 years. We believed that bonds with these maturities generally offered more attractive opportunities and the best values, and these purchases also helped to improve the Funds' overall call protection.

As longer-term yields rose, especially during the latter part of this reporting period, we also found opportunities to sell some of our holdings that were purchased at relatively low yields and replace them with securities offering higher yields that could help to strengthen the Funds' income streams. While our main focus in redeploying proceeds in Connecticut and Massachusetts was on the 10 to 20 year area of the yield curve, we also kept an opportunistic eye out for attractively priced longer-term bonds with maturities between 20 and 30 years.

In NFC, NGK, NGO, NMB and NGX, our duration management strategies also included the use of forward interest rate swaps, a type of derivative financial instrument. As discussed in our last shareholder report, we began using these swaps in late 2004 in an effort to reduce the interest rate risk in these five Funds. These hedges were not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce the duration of these Funds (and their resulting price sensitivity) without having a negative impact on their income streams or common share dividends over the short term. This hedging strategy was effective in achieving the intended goal of helping to reduce net asset value (NAV) volatility in NFC and NMB, and in June 2005 we removed the hedges from these two Funds. The hedges on NGK, NGO and NGX remained in place as of November 30, 2005. During this reporting period, the hedges had a positive impact on the performance of these three Funds. As long-term interest rates rose, the value of the hedges increased while valuations of the Funds' holdings generally declined.

In addition to duration management, we continued to maintain weightings of bonds rated BBB or lower. These lower-rated credits generally performed well during this period. However, as a result of higher demand, there were fewer opportunities to purchase additional lower-rated bonds for these Funds at attractive prices. For NGX, we did add a Baa2/BBB rated credit issued for University of Massachusetts Memorial Health, which helped to diversify the Fund's lower-rated holdings. In NOM, one lower-rated credit that met our purchase criteria was a Baa1/BBB+ rated issue from the Missouri Development Finance Board for Branson Landing.

In general, however, the majority of our new purchases over this time were rated AAA or AA, reflecting the overall high credit quality of new issue supply. One of the largest offerings during this period was a $2.5 billion, AAA rated issue from the newly-created

Massachusetts School Building Authority. These bonds were added to all three of the Massachusetts Funds. Overall, the increase in municipal supply in all three states during this period helped us to further diversify their portfolios with purchases in the public infrastructure and educational and healthcare facilities sectors.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for relevant indexes and group averages, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/05

                           6-MONTH        1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
CONNECTICUT FUNDS
--------------------------------------------------------------------------------
NTC                        -0.32%         4.41%           7.50%          6.73%
--------------------------------------------------------------------------------
NFC                        -0.08%         5.28%           NA             NA
--------------------------------------------------------------------------------
NGK                        -0.37%         4.54%           NA             NA
--------------------------------------------------------------------------------
NGO                        -0.29%         4.58%           NA             NA
--------------------------------------------------------------------------------
MASSACHUSETTS FUNDS
--------------------------------------------------------------------------------
NMT                        -0.32%         5.09%           7.01%          6.32%
--------------------------------------------------------------------------------
NMB                        -0.16%         5.12%           NA             NA
--------------------------------------------------------------------------------
MISSOURI FUND
--------------------------------------------------------------------------------
NOM                        -0.07%         4.70%           7.67%          6.37%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index1                0.36%          3.88%           5.93%          5.73%
--------------------------------------------------------------------------------
INSURED MASSACHUSETTS FUND
--------------------------------------------------------------------------------
NGX                        -0.33%         6.08%           NA             NA
--------------------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index1       0.23%         4.04%           6.20%          5.89%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average2                   -0.17%         5.49%           7.76%          6.43%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, while the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 43 funds; 1 year, 43 funds; 5 years, 18 funds; and 10 years, 18 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended November 30, 2005, the cumulative returns on NAV for all seven of the noninsured Funds in this report underperformed the return on the Lehman Brothers Municipal Bond Index. For the same period, NGX underperformed the Lehman Brothers Insured Municipal Bond Index. Each Fund outperformed its respective Lehman index over the 12-month period ended November
30. NFC, NMB and NOM exceeded the average return for the Lipper Other States peer group, while NTC, NGK, NGO, NMT and NGX trailed this group average. Please keep in mind that the Lipper Other States average represents the overall average of returns for funds from 10 different states displaying a variety of economic and municipal market conditions. We believe that makes direct comparisons between the returns of specific state funds with a multi-state group average less meaningful.

One of the factors affecting the Funds' six-month performance relative to that of the unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as has been the case over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term rates over this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effect of leveraging. In addition, the extent of the leverage benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. When short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' expenses, income streams and total returns. However, we remain convinced that leveraging is likely to benefit the performance of these Funds over the long term.

During this reporting period, all of the Funds benefited from their allocations of lower-quality credits, as bonds rated BBB or lower generally outperformed higher-rated bonds. As of November 30, 2005, the Connecticut Funds had weightings of BBB, sub-investment grade, and non-rated bonds ranging from 9% to 14%, while NOM had

20% allocated to BBB and non-rated credits. In Massachusetts, the two noninsured Funds--NMT and NMB--had weightings of 11% and 10%, respectively, in bonds rated BBB or lower, or in non-rated bonds. The insured NGX, which can invest up to 20% of its assets in uninsured investment-grade quality securities, held 2% of its portfolio in bonds rated BBB as of November 30, 2005.

Among the lower-rated credits making contributions to the cumulative returns of NTC, NFC, NGK, NGO and NMT for this period were tobacco bonds backed by the 1998 master tobacco settlement agreement. Generally, supply/demand dynamics and an improved litigation environment drove tobacco bond prices higher. As of November 30, 2005, the Connecticut Funds held approximately 2% to 3% of their portfolios in unenhanced, uninsured tobacco bonds. NMT held less than 1% of its portfolio in these bonds.

Housing bonds and lower-rated hospital credits also contributed to the Funds' returns, with the housing and healthcare sectors ranking second and third, respectively, in terms of performance among the Lehman Brothers municipal revenue sectors for the period. Housing bonds, particularly those issued for multifamily housing, were among the best performing credits in the Funds' portfolios, as rising interest rates lessened the incidence and impact of prepayments and bond calls on these bonds.

NOM benefited from the pre-refunding of a large position in bonds issued for SSM Healthcare System, which accounted for approximately 6% of the Fund's holdings. At the same time, however, many of the Funds' holdings of older pre-refunded bonds tended to underperform the general municipal market in the rising interest rate environment of this period. Non-callable bonds and bonds with more than 10 years of call protection also generally did not perform well.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2005?

As November 30, 2005, the seven noninsured Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA in the Connecticut Funds ranging from 85% to 91%, and from 80% to 87% in the two uninsured Massachusetts Funds. NGX, which can invest up to 20% of its assets in uninsured investment-grade quality securities, held 96% of its portfolio in insured bonds or uninsured bonds rated AAA or AA as of November 30, 2005. NOM's allocation of AAA/U.S. guaranteed and AA bonds accounted for 77% of its portfolio.

At the end of November 2005, potential call exposure for the period from December 2005 through the end of 2007 ranged from 2% in NGK, NMB and NGX to 3% in NFC and NGO, 5% in NOM, 11% in NMT and 14% in NTC. NMT and NTC continued to hold most of these callable bonds during the period, in part due to their performance potential. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION


As noted, all eight of these Funds use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, leveraging expenses increase. This resulted in a single monthly dividend reduction in NTC, NMT, NMB, NGX and NOM over the six-months ended November 30, 2005. The dividends of NFC, NGK, and NGO remained stable throughout this reporting period. (On December 1, 2005, NTC, NGK, NGO and NGX all announced monthly dividend reductions.)

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders.
As of November 30, 2005, all of the Funds in this report except NGX had positive UNII balances for both financial statement and tax purposes. NGX had a positive UNII balance for tax purposes and a negative UNII balance for financial statement purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                    11/30/05             6-MONTH AVERAGE
            PREMIUM/DISCOUNT                     PREMIUM
--------------------------------------------------------------------------------
NTC                   -1.82%                      +7.21%
--------------------------------------------------------------------------------
NFC                   +6.02%                      +7.19%
--------------------------------------------------------------------------------
NGK                   +3.50%                      +5.36%
--------------------------------------------------------------------------------
NGO                   +3.13%                      +0.03%
--------------------------------------------------------------------------------
NMT                  +10.66%                      +7.60%
--------------------------------------------------------------------------------
NMB                   +7.04%                     +11.64%
--------------------------------------------------------------------------------
NGX                   +6.13%                      +6.42%
--------------------------------------------------------------------------------
NOM                  +18.75%                     +17.01%
--------------------------------------------------------------------------------

Nuveen Connecticut Premium Income Municipal Fund
NTC

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              81%
AA                                9%
BBB                               9%
N/R                               1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0705
Apr                           0.0705
May                           0.0705
Jun                            0.067
Jul                            0.067
Aug                            0.067
Sep                            0.064
Oct                            0.064
Nov                            0.064

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       15.64
                              15.7
                              15.63
                              15.62
                              15.62
                              15.61
                              15.74
                              15.67
                              15.72
                              15.84
                              15.96
                              15.85
                              15.58
                              15.6
                              15.58
                              15.52
                              15.5
                              15.41
                              15.2
                              15.16
                              15.1
                              15.21
                              15.45
                              15.45
                              15.45
                              15.56
                              15.74
                              15.69
                              15.7
                              15.41
                              15.62
                              15.7
                              15.53
                              15.55
                              15.36
                              15.49
                              15.5
                              15.52
                              15.41
                              15.43
                              15.39
                              15.44
                              15.47
                              15.51
                              15.55
                              15.61
                              15.71
                              15.61
                              15.97
                              15.85
                              16
                              16.11
                              16.5
                              16.36
                              16.39
                              16.15
                              16.08
                              16.3
                              16.37
                              16.39
                              16.4
                              16.4
                              16.45
                              16.52
                              16.41
                              16.33
                              16.48
                              16.13
                              16.05
                              15.92
                              16.2
                              15.73
                              15.75
                              16.22
                              16.49
                              15.93
                              15.65
                              15.64
                              15.85
                              15.33
                              15
                              14.9
                              15.35
                              15.35
                              15.66
                              15.64
                              15.75
                              15.96
                              15.76
                              15.75
                              15.51
                              15.45
                              15.7
                              15.85
                              15.66
                              15.7
                              15.55
                              15.6
                              16
                              15.83
                              15.68
                              15.78
                              15.7
                              15.69
                              15.69
                              15.58
                              15.55
                              15.61
                              15.67
                              15.86
                              16
                              15.82
                              15.81
                              15.81
                              15.79
                              15.91
                              16
                              15.92
                              16.19
                              15.92
                              15.96
                              15.89
                              15.86
                              15.74
                              15.81
                              15.81
                              15.83
                              15.84
                              15.88
                              15.8
                              15.99
                              15.98
                              15.95
                              15.95
                              15.87
                              15.85
                              15.84
                              16.11
                              16.05
                              15.96
                              16.01
                              15.83
                              16.01
                              16.07
                              16.17
                              16.2
                              16.19
                              16.25
                              16.13
                              16.15
                              16.05
                              16.26
                              16.14
                              16
                              16.12
                              16.07
                              15.95
                              16.24
                              16.15
                              16.29
                              16.55
                              16.59
                              16.74
                              16.58
                              16.63
                              16.75
                              16.77
                              16.34
                              16.34
                              16.26
                              16.22
                              16.35
                              16.35
                              16.13
                              16.2
                              16.12
                              16.21
                              16.16
                              16.24
                              16.18
                              16.4
                              16.5
                              16.66
                              16.8
                              17
                              16.83
                              16.3
                              16.65
                              16.65
                              16.59
                              16.73
                              16.7
                              16.77
                              16.98
                              16.95
                              16.7
                              16.89
                              16.72
                              16.72
                              16.72
                              16.77
                              16.7
                              16.7
                              16.6
                              16.59
                              16.51
                              16.4
                              16.5
                              16.6
                              16.35
                              16.35
                              16.49
                              16.59
                              16.73
                              16.59
                              16.5
                              16.5
                              16.18
                              16.15
                              16.15
                              16.15
                              16
                              16
                              16
                              16
                              16.21
                              16.05
                              16.35
                              16.1
                              16.1
                              15.9
                              16.3
                              16.3
                              16.21
                              16.25
                              16.22
                              15.9
                              15.89
                              16.04
                              16.22
                              15.98
                              15.98
                              15.68
                              15.61
                              15.18
                              15.12
                              15.31
                              15
                              15.1
                              14.78
                              14.67
                              14.51
                              14.63
                              14.59
11/30/05                      14.55


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.55
------------------------------------
Common Share
Net Asset Value               $14.82
------------------------------------
Premium/(Discount) to NAV     -1.82%
------------------------------------
Market Yield                   5.28%
------------------------------------
Taxable-Equivalent Yield1      7.71%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $79,342
------------------------------------
Average Effective Maturity
on Securities (Years)          15.77
------------------------------------
Leverage-Adjusted Duration      7.62
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -5.70%        -0.32%
------------------------------------
1-Year         -1.30%         4.41%
------------------------------------
5-Year          5.57%         7.50%
------------------------------------
10-Year         6.38%         6.73%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
Organizations                  21.8%
------------------------------------
Tax Obligation/General         19.2%
------------------------------------
U.S. Guaranteed                14.0%
------------------------------------
Water and Sewer                11.4%
------------------------------------
Tax Obligation/Limited          9.4%
------------------------------------
Healthcare                      7.9%
------------------------------------
Long-Term Care                  4.9%
------------------------------------
Other                          11.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0114 per share.

Nuveen Connecticut Dividend Advantage Municipal Fund
NFC

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              68%
AA                               17%
A                                 2%
BBB                              12%
N/R                               1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0715
Apr                           0.0715
May                           0.0715
Jun                           0.0715
Jul                           0.0715
Aug                           0.0715
Sep                           0.0715
Oct                           0.0715
Nov                           0.0715

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       15.34
                              15.49
                              15.43
                              15.44
                              15.57
                              15.72
                              15.56
                              15.64
                              15.54
                              15.45
                              15.32
                              15.29
                              15.1
                              15.19
                              15.25
                              15.26
                              15.36
                              15.33
                              15
                              15.19
                              15.59
                              15.83
                              15.82
                              15.85
                              15.75
                              15.75
                              15.75
                              16.71
                              16.3
                              16.07
                              16.39
                              16.18
                              16.18
                              15.93
                              15.69
                              15.7
                              15.75
                              15.52
                              15.52
                              15.6
                              15.53
                              15.61
                              15.66
                              15.89
                              15.89
                              15.89
                              15.82
                              15.85
                              15.85
                              16.1
                              15.91
                              16.04
                              16.36
                              16.48
                              16.48
                              16.45
                              16.47
                              16.28
                              16.22
                              16.35
                              16.45
                              16.27
                              16.26
                              16.39
                              16.44
                              16.78
                              16.8
                              16.74
                              16.16
                              15.88
                              16.36
                              16.2
                              16.48
                              16.82
                              16.52
                              16.29
                              16.18
                              16.1
                              16.1
                              16.02
                              15.59
                              15.47
                              15.5
                              15.56
                              15.44
                              15.44
                              15.7
                              15.6
                              15.8
                              15.73
                              15.54
                              15.69
                              15.6
                              15.9
                              15.61
                              15.65
                              15.65
                              15.5
                              16.11
                              15.93
                              15.77
                              15.94
                              15.9
                              15.87
                              15.87
                              16
                              15.94
                              16
                              16.1
                              16.15
                              16.15
                              16.25
                              16.04
                              15.83
                              15.83
                              15.96
                              16.35
                              16.69
                              15.91
                              16
                              15.71
                              15.81
                              15.8
                              15.61
                              15.65
                              15.73
                              15.8
                              15.88
                              16
                              15.8
                              15.95
                              16.12
                              16.12
                              15.97
                              15.96
                              15.95
                              15.91
                              15.92
                              15.98
                              16.2
                              16.09
                              15.95
                              16
                              15.97
                              15.97
                              15.92
                              16
                              16.17
                              16.3
                              16.4
                              16.2
                              16.26
                              16.35
                              16.28
                              16.3
                              16.25
                              16.3
                              16.2
                              16.25
                              16.3
                              16.36
                              16.35
                              16.25
                              16.36
                              16.28
                              16.38
                              16.45
                              16.45
                              16.45
                              16.49
                              16.5
                              16.57
                              16.44
                              16.22
                              16.25
                              16.25
                              16.32
                              16.47
                              16.8
                              16.86
                              16.82
                              16.82
                              16.82
                              16.73
                              16.85
                              16.84
                              16.82
                              16.58
                              16.58
                              16.68
                              16.54
                              16.71
                              16.67
                              16.82
                              16.56
                              16.72
                              16.95
                              17.01
                              16.9
                              16.99
                              16.86
                              16.84
                              16.72
                              16.58
                              16.44
                              16.45
                              16.39
                              16.39
                              16.24
                              16.1
                              16.2
                              16.28
                              16.38
                              16.48
                              16.48
                              16.48
                              16.17
                              16.15
                              16.15
                              16.2
                              16.16
                              16.03
                              16.1
                              16.15
                              16.14
                              16.1
                              16.12
                              16.16
                              15.96
                              16.03
                              16.06
                              16.16
                              16.29
                              16.07
                              16.25
                              16.07
                              16.1
                              16.04
                              16.23
                              16.41
                              16.1
                              15.94
                              16.2
                              16.01
                              16.15
                              16.08
                              16.33
                              16.01
                              16.23
                              16.18
                              16.18
                              16.05
                              16.06
                              16
11/30/05                      15.85


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.85
------------------------------------
Common Share
Net Asset Value               $14.95
------------------------------------
Premium/(Discount) to NAV      6.02%
------------------------------------
Market Yield                   5.41%
------------------------------------
Taxable-Equivalent Yield1      7.90%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $38,378
------------------------------------
Average Effective Maturity
on Securities (Years)          15.71
------------------------------------
Leverage-Adjusted Duration      7.80
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.44%        -0.08%
------------------------------------
1-Year          9.18%         5.28%
------------------------------------
Since
Inception       6.72%         6.78%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
U.S. Guaranteed                26.0%
------------------------------------
Education and Civic
Organizations                  17.5%
------------------------------------
Tax Obligation/General         12.0%
------------------------------------
Tax Obligation/Limited         11.3%
------------------------------------
Water and Sewer                 9.2%
------------------------------------
Utilities                       6.4%
------------------------------------
Transportation                  4.5%
------------------------------------
Other                          13.1%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Connecticut Dividend Advantage Municipal Fund 2
NGK

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              70%
AA                               21%
BBB                               9%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0705
Apr                           0.0705
May                           0.0705
Jun                           0.0705
Jul                           0.0705
Aug                           0.0705
Sep                           0.0705
Oct                           0.0705
Nov                           0.0705

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       15.62
                              15.75
                              15.84
                              15.84
                              15.84
                              15.91
                              16.1
                              16.11
                              15.8
                              15.5
                              15.36
                              15.52
                              15.34
                              15.28
                              15.32
                              15.32
                              15.36
                              15.38
                              15.27
                              15.28
                              15.4
                              15.7
                              15.76
                              15.9
                              15.89
                              16.05
                              16.08
                              16.28
                              16.28
                              16.12
                              16.06
                              15.91
                              16
                              15.97
                              15.75
                              15.76
                              15.68
                              15.68
                              15.4
                              15.39
                              15.4
                              15.43
                              15.64
                              15.8
                              15.83
                              15.83
                              15.77
                              15.86
                              15.9
                              15.9
                              15.85
                              15.75
                              15.8
                              15.73
                              15.73
                              15.62
                              15.67
                              15.66
                              15.76
                              15.74
                              15.8
                              15.9
                              16.2
                              16.01
                              16.16
                              16.45
                              16.28
                              16.43
                              15.8
                              15.69
                              16.21
                              16.49
                              16.55
                              16.49
                              16.49
                              16.14
                              16
                              15.62
                              15.65
                              15.65
                              16.1
                              15.85
                              15.9
                              16
                              16
                              15.82
                              16.2
                              16.19
                              16.07
                              16.19
                              16.19
                              16.15
                              16.09
                              15.98
                              15.91
                              15.91
                              15.91
                              15.45
                              15.48
                              15.48
                              15.83
                              15.83
                              15.72
                              15.95
                              15.95
                              15.82
                              15.82
                              16
                              15.86
                              15.86
                              15.94
                              16.07
                              16.07
                              16.15
                              16.15
                              16.31
                              16.31
                              16.2
                              16.2
                              16.38
                              16.18
                              16.18
                              16.09
                              15.97
                              15.97
                              15.98
                              16.03
                              16
                              15.92
                              16.05
                              16.2
                              16.2
                              16.15
                              16.15
                              16.15
                              16.3
                              16.25
                              16.35
                              16.2
                              15.9
                              16.04
                              15.97
                              16.02
                              16
                              16.04
                              16.09
                              16.09
                              16.14
                              16.14
                              16.28
                              16.25
                              16.25
                              16.15
                              16.3
                              16.3
                              16.14
                              16.11
                              16
                              16.1
                              15.99
                              16.02
                              16.01
                              16.01
                              16.23
                              16.39
                              16.39
                              16.59
                              16.82
                              16.82
                              16.64
                              16.8
                              16.8
                              16.8
                              16.68
                              16.47
                              16.67
                              16.7
                              16.82
                              16.65
                              16.95
                              16.97
                              16.97
                              16.85
                              16.9
                              16.9
                              16.9
                              16.58
                              16.33
                              16.45
                              16.24
                              16.27
                              16.33
                              16.35
                              16.38
                              16.32
                              16.41
                              16.38
                              16.55
                              16.5
                              16.46
                              16.37
                              16.09
                              15.97
                              15.9
                              15.91
                              16.09
                              16.08
                              16.07
                              15.98
                              16.11
                              16.4
                              16.2
                              16.35
                              16.45
                              16.35
                              15.89
                              16.08
                              16.09
                              16.09
                              16.09
                              16.01
                              15.9
                              15.9
                              16
                              16.01
                              16.11
                              15.9
                              15.99
                              15.99
                              16
                              15.87
                              15.9
                              16.14
                              15.9
                              16
                              16.25
                              16.35
                              16.2
                              15.98
                              16.33
                              16.16
                              16.16
                              16.16
                              16
                              16
                              16.31
                              16.31
                              16.14
                              16.2
                              16.2
                              16.2
                              16.2
                              15.97
                              15.8
11/30/05                      15.69

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.69
------------------------------------
Common Share
Net Asset Value               $15.16
------------------------------------
Premium/(Discount) to NAV      3.50%
------------------------------------
Market Yield                   5.39%
------------------------------------
Taxable-Equivalent Yield1      7.87%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $35,026
------------------------------------
Average Effective Maturity
on Securities (Years)          14.50
------------------------------------
Leverage-Adjusted Duration      8.10
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.78%        -0.37%
------------------------------------
1-Year          5.84%         4.54%
------------------------------------
Since
Inception       7.17%         7.60%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         22.8%
------------------------------------
U.S. Guaranteed                22.6%
------------------------------------
Education and Civic
Organizations                  20.1%
------------------------------------
Water and Sewer                 8.8%
------------------------------------
Tax Obligation/Limited          5.7%
------------------------------------
Utilities                       4.6%
------------------------------------
Transportation                  4.2%
------------------------------------
Other                          11.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0663 per share.

Nuveen Connecticut Dividend Advantage Municipal Fund 3
NGO

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              70%
AA                               15%
A                                 1%
BBB                              14%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.065
Jan                            0.065
Feb                            0.065
Mar                            0.065
Apr                            0.065
May                            0.065
Jun                           0.0615
Jul                           0.0615
Aug                           0.0615
Sep                           0.0615
Oct                           0.0615
Nov                           0.0615

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       13.55
                              13.48
                              13.66
                              13.7
                              13.73
                              13.79
                              13.79
                              13.79
                              13.8
                              13.71
                              13.78
                              13.71
                              13.56
                              13.53
                              13.58
                              13.55
                              13.66
                              13.46
                              13.46
                              13.44
                              13.47
                              13.63
                              13.69
                              13.74
                              13.73
                              13.94
                              13.99
                              14.01
                              14.03
                              13.97
                              13.92
                              13.84
                              13.81
                              13.79
                              13.89
                              13.89
                              13.9
                              13.94
                              13.92
                              13.87
                              13.97
                              13.9
                              14.24
                              14.24
                              14.23
                              14.57
                              14.52
                              14.38
                              14.3
                              14.35
                              14.32
                              14.34
                              14.38
                              14.41
                              14.41
                              14.41
                              14.57
                              14.25
                              14.46
                              14.53
                              14.6
                              14.81
                              14.87
                              14.73
                              14.6
                              14.65
                              14.72
                              14.71
                              14.45
                              14.38
                              14.53
                              14.63
                              14.57
                              14.55
                              14.45
                              14.51
                              14.61
                              14.45
                              14.49
                              14.5
                              14.6
                              14.35
                              14.13
                              14.17
                              14.29
                              14.28
                              14.54
                              14.5
                              14.4
                              14.45
                              14.35
                              14.31
                              14.44
                              14.64
                              14.85
                              14.58
                              14.3
                              14.39
                              14.39
                              14.18
                              14.1
                              14.35
                              14.4
                              14.29
                              14.29
                              14.25
                              14.26
                              14.37
                              14.37
                              14.2
                              14.2
                              14.18
                              14.15
                              14.3
                              14.38
                              14.65
                              14.67
                              15.01
                              14.91
                              14.85
                              14.75
                              14.71
                              14.35
                              14.32
                              14.35
                              14.54
                              14.62
                              14.66
                              14.72
                              14.74
                              14.98
                              14.73
                              14.5
                              14.49
                              14.46
                              14.34
                              14.24
                              14.28
                              14.29
                              14.29
                              14.36
                              14.33
                              14.46
                              14.4
                              14.5
                              14.49
                              14.44
                              14.7
                              15.05
                              14.87
                              14.72
                              14.85
                              14.95
                              14.8
                              14.77
                              14.51
                              14.45
                              14.6
                              14.51
                              14.52
                              14.53
                              14.56
                              14.5
                              14.39
                              14.3
                              14.32
                              14.38
                              14.44
                              14.44
                              14.51
                              14.75
                              14.81
                              14.83
                              14.65
                              14.62
                              14.85
                              14.79
                              14.8
                              14.84
                              14.73
                              14.73
                              14.77
                              14.83
                              14.91
                              14.91
                              14.7
                              14.8
                              15
                              14.88
                              14.8
                              14.8
                              14.72
                              14.79
                              14.9
                              14.91
                              14.8
                              14.88
                              14.76
                              14.91
                              14.82
                              14.71
                              14.55
                              14.75
                              14.62
                              14.55
                              14.49
                              14.3
                              14.23
                              14.56
                              14.45
                              14.54
                              14.4
                              14.58
                              14.59
                              14.48
                              14.6
                              14.72
                              14.83
                              14.83
                              14.83
                              14.59
                              14.51
                              14.61
                              14.45
                              15.13
                              14.83
                              14.76
                              14.85
                              14.69
                              14.62
                              14.62
                              14.87
                              14.87
                              14.48
                              14.66
                              14.58
                              14.58
                              14.54
                              14.6
                              14.59
                              14.41
                              14.28
                              14.12
                              14.11
                              14.26
                              14.46
                              14.5
                              14.46
                              14.5
                              14.16
                              14.35
                              14.5
                              14.7
                              14.9
11/30/05                      14.82


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.82
------------------------------------
Common Share
Net Asset Value               $14.37
------------------------------------
Premium/(Discount) to NAV      3.13%
------------------------------------
Market Yield                   4.98%
------------------------------------
Taxable-Equivalent Yield1      7.27%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $62,569
------------------------------------
Average Effective Maturity
on Securities (Years)          14.96
------------------------------------
Leverage-Adjusted Duration      8.07
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/26/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.51%        -0.29%
------------------------------------
1-Year         15.47%         4.58%
------------------------------------
Since
Inception       4.96%         5.39%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         24.7%
------------------------------------
U.S. Guaranteed                15.7%
------------------------------------
Education and Civic
Organizations                  14.0%
------------------------------------
Tax Obligation/Limited         13.0%
------------------------------------
Water and Sewer                10.5%
------------------------------------
Long-Term Care                  8.2%
------------------------------------
Utilities                       5.7%
------------------------------------
Other                           8.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Massachusetts Premium Income Municipal Fund
NMT

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              67%
AA                               13%
A                                 9%
BBB                               8%
BB or Lower                       1%
N/R                               2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0705
Apr                           0.0705
May                           0.0705
Jun                           0.0705
Jul                           0.0705
Aug                           0.0705
Sep                            0.067
Oct                            0.067
Nov                            0.067

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       16
                              15.63
                              15.84
                              15.8
                              15.79
                              15.89
                              15.64
                              15.69
                              15.61
                              15.49
                              15.5
                              15.5
                              15.53
                              15.45
                              15.45
                              15.55
                              15.58
                              15.58
                              15.5
                              15.55
                              15.69
                              15.82
                              15.99
                              15.89
                              15.89
                              16.1
                              16.18
                              16.18
                              15.86
                              15.76
                              15.72
                              15.77
                              16.15
                              16.5
                              16.45
                              16.73
                              16.9
                              16.9
                              17.04
                              16.7
                              16.69
                              16.54
                              16.34
                              16.27
                              16.33
                              16.37
                              16.18
                              16.27
                              16.25
                              16.36
                              16.66
                              17.25
                              17.29
                              17.15
                              17.2
                              17.2
                              17.05
                              16.9
                              17.18
                              16.9
                              16.86
                              16.84
                              16.73
                              16.44
                              16.3
                              16.41
                              16.41
                              16.1
                              15.9
                              15.6
                              15.51
                              15.34
                              15.25
                              15.21
                              15.16
                              15.06
                              14.88
                              14.75
                              14.57
                              14.7
                              14.89
                              15
                              15.61
                              15.75
                              15.51
                              15.33
                              15.25
                              15.25
                              15.25
                              15.17
                              15.21
                              15.26
                              15.09
                              15.08
                              15.06
                              15.15
                              15.15
                              15.06
                              15.1
                              15.38
                              15.27
                              15.46
                              15.69
                              15.45
                              15.45
                              15.57
                              16.25
                              15.74
                              16.16
                              15.92
                              15.6
                              15.67
                              15.76
                              16.03
                              15.93
                              15.88
                              15.85
                              16
                              16.24
                              16.45
                              16.31
                              16.5
                              16.4
                              16.41
                              16.15
                              16.14
                              16.21
                              15.66
                              15.9
                              15.9
                              16
                              15.81
                              15.63
                              15.63
                              15.51
                              15.62
                              15.5
                              15.6
                              15.59
                              15.56
                              15.61
                              15.7
                              15.8
                              15.72
                              16
                              15.99
                              16.05
                              16.06
                              16.04
                              16.04
                              15.99
                              15.99
                              15.87
                              15.85
                              15.99
                              16.07
                              16.1
                              16.2
                              16.25
                              16.25
                              16.2
                              15.72
                              15.83
                              16.24
                              16.39
                              16.43
                              16.3
                              16.19
                              16.19
                              15.84
                              15.95
                              15.96
                              15.89
                              15.89
                              15.71
                              15.72
                              15.79
                              15.85
                              15.92
                              15.97
                              16.1
                              16.11
                              16.3
                              16.12
                              16.15
                              16.14
                              15.96
                              15.83
                              15.78
                              15.88
                              16
                              16.33
                              16.47
                              16.69
                              16.31
                              16.84
                              16.53
                              16.55
                              16.35
                              16.37
                              16.38
                              16.13
                              16.3
                              16.31
                              16
                              15.99
                              16.35
                              16.47
                              16.7
                              16.64
                              16.42
                              16.42
                              16.5
                              16.45
                              16.5
                              16.5
                              16.5
                              16.2
                              16.1
                              16.25
                              16.03
                              15.75
                              16
                              15.45
                              15.54
                              15.6
                              15.72
                              15.62
                              15.67
                              15.45
                              15.74
                              16
                              16.25
                              16.22
                              15.74
                              15.8
                              15.91
                              15.93
                              15.94
                              16.12
                              16.12
                              16.05
                              16
                              16.09
                              16
                              15.85
                              15.75
                              15.7
                              16.04
                              16.3
                              15.95
                              15.95
                              16.2
                              15.9
11/30/05                      16.2


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.20
------------------------------------
Common Share
Net Asset Value               $14.64
------------------------------------
Premium/(Discount) to NAV     10.66%
------------------------------------
Market Yield                   4.96%
------------------------------------
Taxable-Equivalent Yield1      7.29%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $69,591
------------------------------------
Average Effective Maturity
on Securities (Years)          17.20
------------------------------------
Leverage-Adjusted Duration      9.08
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.97%        -0.32%
------------------------------------
1-Year          5.84%         5.09%
------------------------------------
5-Year          8.29%         7.01%
------------------------------------
10-Year         7.63%         6.32%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
Organizations                  25.2%
------------------------------------
Tax Obligation/General         13.3%
------------------------------------
Healthcare                     12.4%
------------------------------------
Tax Obligation/Limited         10.0%
------------------------------------
Water and Sewer                 8.7%
------------------------------------
Housing/Multifamily             8.1%
------------------------------------
Transportation                  8.0%
------------------------------------
U.S. Guaranteed                 7.8%
------------------------------------
Other                           6.5%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2004 of $0.0107 per share.

Nuveen Massachusetts Dividend Advantage Municipal Fund
NMB

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              66%
AA                               21%
A                                 3%
BBB                               8%
BB or Lower                       2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0775
Jan                           0.0775
Feb                           0.0775
Mar                           0.0745
Apr                           0.0745
May                           0.0745
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                            0.071
Oct                            0.071
Nov                            0.071

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       16
                              16.08
                              16.06
                              16.05
                              15.98
                              16.08
                              15.93
                              16.11
                              15.8
                              15.6
                              15.55
                              15.73
                              15.7
                              15.8
                              15.81
                              15.89
                              15.94
                              15.94
                              16.04
                              16.05
                              16.08
                              16.14
                              16.1
                              16.32
                              16.05
                              16.06
                              16.08
                              16.05
                              16.2
                              16.25
                              16.39
                              16.47
                              16.56
                              16.97
                              17.15
                              17.2
                              17.21
                              17.18
                              17.4
                              17.38
                              17.41
                              17.41
                              17.4
                              17.16
                              17.16
                              17.35
                              17.35
                              17.35
                              17.35
                              17.23
                              17.15
                              17.49
                              17.33
                              17.33
                              17.37
                              17.28
                              17.6
                              17.8
                              18.11
                              18.08
                              17.78
                              17.4
                              17.45
                              17.06
                              16.87
                              17.17
                              16.75
                              16.83
                              16.45
                              16.54
                              16.54
                              16.95
                              17.03
                              17.03
                              16.85
                              16.5
                              16.42
                              16.41
                              15.47
                              15.42
                              15.41
                              16
                              16.43
                              16.5
                              16.5
                              16.72
                              16.25
                              16.4
                              16.4
                              16.36
                              16.31
                              16.06
                              15.78
                              16.38
                              16.37
                              16.37
                              16.37
                              16.38
                              16.38
                              16.6
                              16.6
                              16.55
                              16.55
                              16.8
                              16.8
                              17
                              18.3
                              17.35
                              17.35
                              17.7
                              17.7
                              17.85
                              17.65
                              18
                              17.9
                              17.68
                              17.55
                              17.55
                              17.5
                              17.5
                              17.5
                              17.5
                              17.29
                              17.26
                              17.23
                              17.45
                              17.3
                              17.2
                              17.9
                              17.65
                              17.65
                              17.65
                              17.64
                              17.45
                              17.19
                              17.19
                              16.83
                              17.05
                              17.05
                              16.65
                              16.55
                              16.8
                              16.8
                              16.8
                              16.75
                              16.96
                              17.2
                              17.2
                              17.06
                              17.06
                              17.11
                              17.11
                              17.11
                              17.35
                              17.35
                              17.22
                              17.22
                              17.1
                              16.95
                              16.95
                              16.95
                              16.95
                              17.1
                              17.2
                              17
                              17.05
                              17.19
                              17.55
                              17.55
                              17.5
                              17.5
                              17.32
                              17.32
                              17.32
                              17.32
                              17.5
                              17.7
                              17.78
                              17.78
                              17.95
                              18
                              18.01
                              18.15
                              18.05
                              18.05
                              18.1
                              18.03
                              18.03
                              18.2
                              18.45
                              18.6
                              18.51
                              18.5
                              18.5
                              18.6
                              18.41
                              18.25
                              18.25
                              18.25
                              18.28
                              18.2
                              18.2
                              18.2
                              18.2
                              18.2
                              18.2
                              17.84
                              17.45
                              17.32
                              17.54
                              17.58
                              17.65
                              17.5
                              17.6
                              17.65
                              17.65
                              17.55
                              17.55
                              17.55
                              17.68
                              17.5
                              17.25
                              17.25
                              17.03
                              16.6
                              16.75
                              16.7
                              16.7
                              16.41
                              16.29
                              16.1
                              16.1
                              15.91
                              15.83
                              16.1
                              16.18
                              16.18
                              16
                              16
                              16.49
                              16.49
                              16.04
                              16.29
                              16.29
                              16.25
                              16.25
                              16.45
                              16.3
                              16.4
                              16.4
                              16.25
                              16.45
                              16.45
                              16.45
11/30/05                      16.26

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.26
------------------------------------
Common Share
Net Asset Value               $15.19
------------------------------------
Premium/(Discount) to NAV      7.04%
------------------------------------
Market Yield                   5.24%
------------------------------------
Taxable-Equivalent Yield1      7.71%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $29,659
------------------------------------
Average Effective Maturity
on Securities (Years)          17.96
------------------------------------
Leverage-Adjusted Duration      8.91
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -4.42%        -0.16%
------------------------------------
1-Year          7.86%         5.12%
------------------------------------
Since
Inception       7.67%         7.58%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         22.7%
------------------------------------
Education and Civic
Organizations                  18.3%
------------------------------------
Tax Obligation/Limited         12.6%
------------------------------------
Healthcare                     12.6%
------------------------------------
Housing/Multifamily             8.9%
------------------------------------
Water and Sewer                 7.0%
------------------------------------
U.S. Guaranteed                 4.6%
------------------------------------
Other                          13.3%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1177 per share.

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
NGX

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
Insured                          83%
AAA (Uninsured)                   5%
AA (Uninsured)                    8%
A (Uninsured)                     2%
BBB (Uninsured)                   2%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.072
Jan                            0.072
Feb                            0.072
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                           0.0695
Jul                           0.0695
Aug                           0.0695
Sep                           0.0665
Oct                           0.0665
Nov                           0.0665

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       16.32
                              16.34
                              16.22
                              16.1
                              16.23
                              16.09
                              16.48
                              16.9
                              16.73
                              16.73
                              16.65
                              16.6
                              16.6
                              16.3
                              16.25
                              16.23
                              16.1
                              15.66
                              15.41
                              15.56
                              15.57
                              15.61
                              15.62
                              16.39
                              16.25
                              16.32
                              16.45
                              16.45
                              16.32
                              15.66
                              15.88
                              15.85
                              15.85
                              16.09
                              16.1
                              16.25
                              16.5
                              16.85
                              16.32
                              16.31
                              16.3
                              16.4
                              16.42
                              16.24
                              16.24
                              16.31
                              16.4
                              16.5
                              16.7
                              16.6
                              16.7
                              16.74
                              16.72
                              16.5
                              16.52
                              16.52
                              16.7
                              16.75
                              16.81
                              16.5
                              16.5
                              16.3
                              16.28
                              16
                              16.16
                              16.17
                              16.28
                              16.04
                              15.82
                              15.83
                              15.78
                              15.7
                              15.65
                              15.65
                              15.66
                              15.6
                              15.69
                              15.61
                              15.61
                              15.78
                              15.65
                              15.95
                              15.74
                              15.6
                              15.65
                              15.74
                              15.75
                              15.75
                              15.7
                              15.6
                              15.61
                              15.6
                              15.6
                              15.8
                              15.64
                              15.64
                              15.73
                              15.61
                              15.7
                              15.67
                              15.7
                              15.96
                              15.8
                              15.9
                              15.9
                              15.89
                              15.89
                              16.25
                              16.25
                              16.01
                              15.95
                              16.55
                              16.45
                              16.95
                              17
                              16.87
                              16.68
                              16.62
                              16.15
                              16.3
                              15.85
                              15.83
                              15.83
                              15.82
                              15.86
                              15.94
                              15.85
                              15.85
                              16.02
                              16.01
                              15.92
                              15.91
                              15.87
                              15.87
                              15.68
                              15.68
                              15.36
                              15.39
                              15.39
                              15.3
                              15.25
                              15.26
                              15.44
                              15.48
                              15.48
                              15.39
                              15.45
                              15.4
                              15.29
                              15.36
                              15.46
                              15.47
                              15.35
                              15.52
                              15.53
                              15.57
                              15.69
                              15.95
                              16.75
                              16.88
                              16.45
                              16.66
                              16.82
                              16.8
                              16.71
                              16.78
                              16.9
                              16.95
                              16.95
                              17
                              16.6
                              16.38
                              16.38
                              15.68
                              15.9
                              15.87
                              15.87
                              16.3
                              16.39
                              16.32
                              15.83
                              15.7
                              16.01
                              15.99
                              15.99
                              16.05
                              16.25
                              16.25
                              16.1
                              16.11
                              16.03
                              16.02
                              16.2
                              16.53
                              16.53
                              16.66
                              16.45
                              16.04
                              16.1
                              16.2
                              16.1
                              15.85
                              15.85
                              15.85
                              15.53
                              15.55
                              15.38
                              15.55
                              16.05
                              15.86
                              15.9
                              15.84
                              15.93
                              15.95
                              15.99
                              15.99
                              15.99
                              15.98
                              15.98
                              16
                              15.88
                              15.88
                              15.88
                              15.75
                              15.5
                              15.4
                              15.4
                              15.08
                              15.08
                              14.92
                              14.77
                              14.66
                              14.77
                              14.66
                              14.66
                              14.6
                              14.6
                              14.42
                              14.5
                              14.64
                              14.8
                              14.4
                              14.56
                              14.6
                              14.6
                              14.81
                              15
                              14.95
                              14.85
                              14.9
                              14.9
                              14.65
                              15.05
                              15.35
11/30/05                      15.4


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.40
------------------------------------
Common Share
Net Asset Value               $14.51
------------------------------------
Premium/(Discount) to NAV      6.13%
------------------------------------
Market Yield                   4.71%
------------------------------------
Taxable-Equivalent Yield1      6.93%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $39,500
------------------------------------
Average Effective Maturity
on Securities (Years)          19.21
------------------------------------
Leverage-Adjusted Duration      7.97
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative) -1.08%          -0.33%
------------------------------------
1-Year         -0.94%         6.08%
------------------------------------
Since
Inception       6.22%         6.14%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.7%
------------------------------------
Tax Obligation/Limited         17.0%
------------------------------------
U.S. Guaranteed                16.9%
------------------------------------
Education and Civic
Organizations                  14.1%
------------------------------------
Housing/Multifamily             8.9%
------------------------------------
Water and Sewer                 7.9%
------------------------------------
Healthcare                      6.1%
------------------------------------
Other                           5.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Missouri Premium Income Municipal Fund
NOM

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              60%
AA                               17%
A                                 3%
BBB                               9%
N/R                              11%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0735
Apr                           0.0735
May                           0.0735
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                             0.07
Oct                             0.07
Nov                             0.07

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       17.7
                              17.69
                              17.7
                              17.7
                              17.65
                              17.59
                              17.54
                              17.45
                              17.8
                              17.57
                              17.64
                              17.75
                              17.87
                              17.95
                              17.95
                              17.95
                              18.5
                              18.56
                              18.66
                              18.66
                              18.95
                              19
                              18.8
                              18.6
                              18.45
                              18.2
                              18
                              17.58
                              17.25
                              17.18
                              17.15
                              17
                              17.05
                              17.05
                              17.35
                              17.4
                              17.4
                              17.3
                              17.3
                              17.3
                              17.3
                              17.24
                              17.16
                              17.15
                              17.05
                              17.04
                              17.08
                              17.2
                              17.11
                              16.96
                              16.85
                              16.85
                              16.85
                              16.95
                              16.86
                              16.92
                              16.95
                              16.91
                              16.67
                              16.74
                              16.8
                              16.9
                              16.95
                              16.99
                              16.82
                              17.25
                              17.15
                              17
                              16.84
                              16.84
                              16.8
                              16.72
                              16.72
                              16.51
                              16.5
                              16.63
                              16.76
                              16.75
                              16.8
                              16.8
                              16.8
                              16.8
                              16.8
                              16.8
                              16.9
                              16.9
                              16.95
                              17.2
                              17.3
                              17.3
                              17.3
                              17.07
                              17.02
                              17.1
                              17.18
                              17.06
                              17.38
                              17.3
                              17.1
                              17.3
                              17.65
                              17.65
                              17.49
                              17.42
                              17.42
                              17.52
                              17.7
                              17.54
                              17.54
                              17.42
                              17.42
                              17.63
                              17.81
                              17.98
                              17.94
                              17.82
                              17.79
                              17.99
                              17.99
                              17.99
                              17.82
                              17.67
                              17.67
                              17.9
                              17.88
                              17.9
                              18
                              17.87
                              17.87
                              18.1
                              17.9
                              17.44
                              17.66
                              17.65
                              17.49
                              17.49
                              17.52
                              17.6
                              17.28
                              17.15
                              17.15
                              17.2
                              17.2
                              17.38
                              17.33
                              17.25
                              17.25
                              17.12
                              17.01
                              17.21
                              16.99
                              16.85
                              16.85
                              17.18
                              17.37
                              17.37
                              17.18
                              17.04
                              17.11
                              17.24
                              17.35
                              17.35
                              17.32
                              17.18
                              17.21
                              17.29
                              17.35
                              17.35
                              17.35
                              17.23
                              17.23
                              17.23
                              17.23
                              17.22
                              17.16
                              17.16
                              17.2
                              17.22
                              17.43
                              17.43
                              17.29
                              17.38
                              17.32
                              18.23
                              18.1
                              18.05
                              17.97
                              17.97
                              17.85
                              17.85
                              17.85
                              17.75
                              17.67
                              17.73
                              17.93
                              18.15
                              17.95
                              18.1
                              18.1
                              17.95
                              17.95
                              17.95
                              17.95
                              17.85
                              17.7
                              17.7
                              17.7
                              17.55
                              17.46
                              17.46
                              17.55
                              17.48
                              17.35
                              17.35
                              17.45
                              17.3
                              17.34
                              17.34
                              17.32
                              17.39
                              17.39
                              17.45
                              17.5
                              17.5
                              17.25
                              17.25
                              17.29
                              17.29
                              17.12
                              17.1
                              17
                              17
                              16.8
                              16.92
                              16.92
                              16.99
                              16.81
                              17.15
                              17.5
                              17.46
                              17.54
                              17.4
                              17.5
                              17.46
                              17.46
                              17.8
                              17.8
                              17.9
                              17.9
                              17.8
                              17.8
                              17.8
                              17.9
                              17.55
11/30/05                      17.42


FUND SNAPSHOT
------------------------------------
Common Share Price            $17.42
------------------------------------
Common Share
Net Asset Value               $14.67
------------------------------------
Premium/(Discount) to NAV     18.75%
------------------------------------
Market Yield                   4.82%
------------------------------------
Taxable-Equivalent Yield1      7.14%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $33,360
------------------------------------
Average Effective Maturity
on Securities (Years)          15.64
------------------------------------
Leverage-Adjusted Duration      7.87
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.23%        -0.07%
------------------------------------
1-Year          2.59%         4.70%
------------------------------------
5-Year         11.62%         7.67%
------------------------------------
10-Year         9.84%         6.37%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         25.5%
------------------------------------
Tax Obligation/General         20.1%
------------------------------------
Healthcare                     16.6%
------------------------------------
U.S. Guaranteed                10.7%
------------------------------------
Housing/Multifamily             4.9%
------------------------------------
Education and Civic
Organizations                   4.3%
------------------------------------
Utilities                       3.9%
------------------------------------
Long-Term Care                  3.9%
------------------------------------
Other                          10.1%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
           MEETING REPORT

Approval of the new investment management agreement was the proposal voted upon at the July 26, 2005 shareholder meeting held at The Northern Trust Bank.

Approval of the Board Members was the proposal voted upon at the November 15,
2005 shareholder meeting held at the offices of Nuveen Investments.
                                                 NTC                               NFC                             NGK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred                      MuniPreferred                       MuniPreferred
                                shares voting                      shares voting                       shares voting
                                     together                           together                            together
                                   as a class                         as a class                          as a class
====================================================================================================================================
    For                             4,823,107                          2,407,736                          2,171,304
    Against                            13,507                              6,655                             24,123
    Abstain                           104,988                             22,083                             16,966
    Total                           4,941,602                          2,436,474                          2,212,393
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred      MuniPreferred   MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                shares voting      shares voting   shares voting      shares voting    shares voting   shares voting
                                     together           together        together           together         together        together
                                   as a class         as a class      as a class         as a class       as a class      as a class
====================================================================================================================================
Robert P. Bremner
    For                             4,921,649                 --       2,422,248                 --        2,178,703              --
    Withhold                           33,628                 --          10,307                 --            5,252              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,955,277                 --       2,432,555                 --        2,183,955              --
====================================================================================================================================
Lawrence H. Brown
    For                             4,875,699                 --       2,422,396                 --        2,176,211              --
    Withhold                           79,578                 --          10,159                 --            7,744              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,955,277                 --       2,432,555                 --        2,183,955              --
====================================================================================================================================
Jack B. Evans
    For                             4,921,649                 --       2,422,898                 --        2,178,378              --
    Withhold                           33,628                 --           9,657                 --            5,577              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,955,277                 --       2,432,555                 --        2,183,955              --
====================================================================================================================================
William C. Hunter
    For                             4,921,649                 --       2,422,898                 --        2,178,703              --
    Withhold                           33,628                 --           9,657                --             5,252              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,955,277                 --       2,432,555                 --        2,183,955              --
====================================================================================================================================
David J. Kundert
    For                             4,921,649                 --       2,422,248                 --        2,178,378              --
    Withhold                           33,628                 --          10,307                 --            5,577              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,955,277                 --       2,432,555                 --        2,183,955              --
====================================================================================================================================
William J. Schneider
    For                                    --              1,497              --                778               --             652
    Withhold                               --                 --              --                 --               --              40
------------------------------------------------------------------------------------------------------------------------------------
    Total                                  --              1,497              --                778               --             692
====================================================================================================================================
Timothy R. Schwertfeger
    For                                    --              1,497              --                778               --             652
    Withhold                               --                 --              --                 --               --              40
------------------------------------------------------------------------------------------------------------------------------------
    Total                                  --              1,497              --                778               --             692
====================================================================================================================================
Judith M. Stockdale
    For                             4,921,649                 --       2,422,898                  --       2,177,036              --
    Withhold                           33,628                 --           9,657                  --           6,919              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,955,277                 --       2,432,555                  --       2,183,955              --
====================================================================================================================================
Eugene S. Sunshine
    For                             4,921,649                 --       2,422,898                  --       2,178,703              --
    Withhold                           33,628                 --           9,657                  --           5,252              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,955,277                 --       2,432,555                  --       2,183,955              --
====================================================================================================================================

Shareholder
    MEETING REPORT (continued)
                                               NGO                               NMT                                NMB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred                      MuniPreferred                       MuniPreferred
                                shares voting                      shares voting                       shares voting
                                     together                           together                            together
                                   as a class                         as a class                          as a class
====================================================================================================================================
    For                             4,174,208                          4,372,515                          1,901,392
    Against                            27,161                             80,718                              3,670
    Abstain                            30,791                             35,937                             12,731
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,232,160                          4,489,170                           1,917,793
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred      MuniPreferred   MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                shares voting      shares voting   shares voting      shares voting    shares voting   shares voting
                                     together           together        together           together         together        together
                                   as a class         as a class      as a class         as a class       as a class      as a class
====================================================================================================================================
Robert P. Bremner
    For                             4,198,332                 --       4,430,842                 --        1,900,082              --
    Withhold                           12,410                 --          59,134                 --            8,030              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,210,742                 --       4,489,976                 --        1,908,112              --
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
    For                             4,163,185                 --       4,427,942                 --        1,900,082              --
    Withhold                           47,557                 --          62,034                 --            8,030              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,210,742                 --       4,489,976                 --        1,908,112              --
===================================================================================================================================
Jack B. Evans
    For                             4,198,332                 --       4,430,842                 --        1,900,082              --
    Withhold                           12,410                 --          59,134                 --            8,030              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,210,742                 --       4,489,976                 --        1,908,112              --
===================================================================================================================================
William C. Hunter
    For                             4,198,332                 --       4,433,842                 --        1,898,582              --
    Withhold                           12,410                 --          56,134                 --            9,530              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,210,742                 --       4,489,976                 --        1,908,112              --
===================================================================================================================================
David J. Kundert
    For                             4,198,332                 --       4,430,842                 --        1,900,032              --
    Withhold                           12,410                 --          59,134                 --            8,080              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,210,742                 --       4,489,976                 --        1,908,112              --
===================================================================================================================================
William J. Schneider
    For                                    --              1,250              --              1,310               --             550
    Withhold                               --                 26              --                  1               --              13
------------------------------------------------------------------------------------------------------------------------------------
    Total                                  --              1,276              --              1,311               --             563
====================================================================================================================================
Timothy R. Schwertfeger
    For                                    --              1,250              --              1,310               --             550
    Withhold                               --                 26              --                  1               --              13
------------------------------------------------------------------------------------------------------------------------------------
    Total                                  --              1,276              --              1,311               --             563
====================================================================================================================================
Judith M. Stockdale
    For                             4,196,999                 --       4,430,842                 --        1,902,266              --
    Withhold                           13,743                 --          59,134                 --            5,846              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,210,742                 --       4,489,976                 --        1,908,112              --
====================================================================================================================================
Eugene S. Sunshine
    For                             4,192,896                 --       4,433,517                 --        1,900,082              --
    Withhold                           17,846                 --          56,459                 --            8,030              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                           4,210,742                 --       4,489,976                 --        1,908,112              --
====================================================================================================================================

                                                                                  NGX                              NOM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                                                      Common and                          Common and
                                                                   MuniPreferred                       MuniPreferred
                                                                   shares voting                       shares voting
                                                                        together                            together
                                                                      as a class                          as a class
====================================================================================================================================
    For                                                                2,629,694                          2,078,135
    Against                                                               40,184                              8,010
    Abstain                                                               21,047                             19,336
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                              2,690,925                          2,105,481
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                      Common and                          Common and
                                                                   MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                                                   shares voting      shares voting    shares voting   shares voting
                                                                        together           together         together        together
                                                                      as a class         as a class       as a class      as a class
====================================================================================================================================
Robert P. Bremner
    For                                                                2,668,553                 --        2,044,781              --
    Withhold                                                              21,153                 --           13,985              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                              2,689,706                 --        2,058,766              --
====================================================================================================================================
Lawrence H. Brown
    For                                                                2,668,549                 --        2,035,739              --
    Withhold                                                              21,157                 --           23,027              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                              2,689,706                 --        2,058,766              --
====================================================================================================================================
Jack B. Evans
    For                                                                2,668,553                 --        2,043,701              --
    Withhold                                                              21,153                 --           15,065              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                              2,689,706                 --        2,058,766              --
====================================================================================================================================
William C. Hunter
    For                                                                2,668,553                 --        2,043,701              --
    Withhold                                                              21,153                 --           15,065              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                              2,689,706                 --        2,058,766              --
====================================================================================================================================
David J. Kundert
    For                                                                2,668,553                 --        2,043,112              --
    Withhold                                                              21,153                 --           15,654              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                              2,689,706                 --        2,058,766              --
====================================================================================================================================
William J. Schneider
    For                                                                       --                810               --             573
    Withhold                                                                  --                  4               --              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                     --                814               --             573
====================================================================================================================================
Timothy R. Schwertfeger
    For                                                                       --                810               --             573
    Withhold                                                                  --                  4               --              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                     --                814               --             573
====================================================================================================================================
Judith M. Stockdale
    For                                                                2,668,553                 --        2,043,818              --
    Withhold                                                              21,153                 --           14,948              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                              2,689,706                 --        2,058,766              --
====================================================================================================================================
Eugene S. Sunshine
    For                                                                2,668,453                 --        2,043,701              --
    Withhold                                                              21,253                 --           15,065              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                              2,689,706                 --        2,058,766              --
====================================================================================================================================

                        Nuveen Connecticut Premium Income Municipal Fund (NTC)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.8% (1.9% OF TOTAL INVESTMENTS)

$       1,565   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,586,159
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          600   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3            599,520
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 31.7% (21.8% OF TOTAL INVESTMENTS)

                Connecticut Higher Education Supplemental Loan Authority,
                Revenue Bonds, Family Education Loan Program, Series 1996A:
          675    5.800%, 11/15/14 (Alternative Minimum Tax) - AMBAC Insured          11/06 at 102.00         AAA            681,413
          425    5.875%, 11/15/17 (Alternative Minimum Tax) - AMBAC Insured          11/06 at 102.00         AAA            429,182

          335   Connecticut Higher Education Supplemental Loan Authority,            11/09 at 102.00         AAA            335,851
                 Revenue Bonds, Family Education Loan Program, Series 1999A,
                 6.000%, 11/15/18 (Alternative Minimum Tax) - AMBAC Insured

          860   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            893,592
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         AAA          1,049,890
                 Revenue Bonds, Connecticut College, Series 1997C-1,
                 5.500%, 7/01/20 - MBIA Insured

        2,115   Connecticut Health and Educational Facilities Authority,             11/15 at 100.00         AAA          2,278,616
                 Revenue Bonds, Connecticut State University System,
                 Series 2005H, 5.000%, 11/01/17 - FSA Insured

          725   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA            756,465
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

          800   Connecticut Health and Educational Facilities Authority,                No Opt. Call         Aaa            888,456
                 Revenue Bonds, Loomis Chaffee School, Series 2005F,
                 5.250%, 7/01/19 - AMBAC Insured

          750   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            803,317
                 Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A,
                 5.625%, 7/01/29 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA          1,084,580
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

          500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA            517,735
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

        1,375   Connecticut Health and Educational Facilities Authority,              7/14 at 100.00         AAA          1,452,041
                 Revenue Bonds, Trinity College, Series 2004H,
                 5.000%, 7/01/21 - MBIA Insured

          450   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            463,473
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          2,079,220
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,561,905
                 Revenue Bonds, Yale University, Series 2002W, 5.125%, 7/01/27

        1,500   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA          1,543,320
                 Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42

          925   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA            957,116
                 Revenue Bonds, Brunswick School, Series 2003B,
                 5.000%, 7/01/33 - MBIA Insured

          640   Connecticut Health and Educational Facilities Authority,              7/06 at 101.00         AAA            653,894
                 Revenue Bonds, Loomis Chaffee School, Series 1996C,
                 5.500%, 7/01/16 - MBIA Insured

        1,000   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA          1,089,520
                 Bonds, Series 2002A, 5.250%, 11/15/19 - FGIC Insured

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,173,931
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                University of Connecticut, General Obligation Bonds, Series 2004A:
$       1,000    5.000%, 1/15/18 - MBIA Insured                                       1/14 at 100.00         AAA     $    1,064,810
        2,000    5.000%, 1/15/19 - MBIA Insured                                       1/14 at 100.00         AAA          2,122,520

        1,220   University of Connecticut, General Obligation Bonds,                  2/15 at 100.00         AAA          1,310,695
                 Series 2005A, 5.000%, 2/15/17 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.5% (7.9% OF TOTAL INVESTMENTS)

        2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa          2,053,100
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        3,000   Connecticut Health and Educational Facilities Authority,              7/07 at 101.00         Aaa          3,055,320
                 Revenue Refunding Bonds, Middlesex Health Services,
                 Series 1997H, 5.125%, 7/01/27 - MBIA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/10 at 101.00          AA          2,169,120
                 Revenue Bonds, Eastern Connecticut Health Network,
                 Series 2000A, 6.000%, 7/01/25 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            534,885
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Griffin Hospital, Series 2005B:
          800    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3            831,472
          500    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            515,345


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.8% (2.6% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              12/09 at 100.00         AAA          1,037,730
                 Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41
                 (Alternative Minimum Tax)

        1,855   Willimantic Housing Authority, Connecticut, GNMA                      4/06 at 105.00         AAA          1,950,050
                 Collateralized Multifamily Housing Mortgage Revenue
                 Bonds, Village Heights Apartments, Series 1995A,
                 8.000%, 10/20/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,017,970
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.3% (1.5% OF TOTAL INVESTMENTS)

        1,750   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,804,460
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.1% (4.9% OF TOTAL INVESTMENTS)

        1,300   Connecticut Health and Educational Facilities Authority,              8/08 at 102.00         AAA          1,334,112
                 FHA-Insured Mortgage Revenue Bonds, Hebrew Home and
                 Hospital, Series 1999B, 5.200%, 8/01/38

          750   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            773,040
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          615   Connecticut Development Authority, First Mortgage Gross               9/09 at 102.00          AA            652,773
                 Revenue Refunding Healthcare Bonds, Connecticut Baptist
                 Homes Inc., Series 1999, 5.500%, 9/01/15 - RAAI Insured

                Connecticut Development Authority, Revenue Refunding Bonds,
                Duncaster Inc., Series 1999A:
        1,000    5.250%, 8/01/19 - RAAI Insured                                       2/10 at 102.00          AA          1,041,160
        1,000    5.375%, 8/01/24 - RAAI Insured                                       2/10 at 102.00          AA          1,043,800

          800   Connecticut Development Authority, Health Facilities Revenue          2/06 at 101.00         N/R            807,032
                 Refunding Bonds, Alzheimer's Resource Center of Connecticut
                 Inc., Series 1994A, 7.000%, 8/15/09


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 27.9% (19.2% OF TOTAL INVESTMENTS)

          500   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            548,245
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          750   Bridgeport, Connecticut, General Obligation Refunding Bonds,          8/12 at 100.00         Aaa            812,625
                 Series 2002A, 5.375%, 8/15/19 - FGIC Insured

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA          1,078,740
                 Series 2003A, 5.250%, 9/15/23 - FSA Insured

        1,900   Capitol Region Education Council, Connecticut, Revenue                4/06 at 102.00         BBB          1,941,306
                 Bonds, Series 1995, 6.700%, 10/15/10

        1,110   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA          1,166,666
                 5.000%, 4/01/23 - FGIC Insured

          820   Connecticut, General Obligation Bonds, Series 2004D,                    No Opt. Call         AAA            889,003
                 5.000%, 12/01/13 - MBIA Insured

        1,385   Danbury, Connecticut, General Obligation Bonds,                         No Opt. Call         AAA          1,502,656
                 Series 2004, 5.000%, 8/01/14 - FGIC Insured


                                       23

                        Nuveen Connecticut Premium Income Municipal Fund (NTC) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
$         775    5.000%, 8/01/20 - FSA Insured                                        8/15 at 100.00         AAA     $      824,127
          525    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            513,818

          500   Hartford, Connecticut, General Obligation Bonds,                        No Opt. Call         AAA            544,285
                 Series 2005C, 5.000%, 9/01/17 - MBIA Insured

          400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            420,964
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,500   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          1,713,660
                 Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA Insured

                Regional School District 16, Beacon Falls and Prospect,
                Connecticut, General Obligation Bonds, Series 2000:
          350    5.500%, 3/15/18 - FSA Insured                                        3/10 at 101.00         Aaa            377,398
          350    5.625%, 3/15/19 - FSA Insured                                        3/10 at 101.00         Aaa            379,117
          350    5.700%, 3/15/20 - FSA Insured                                        3/10 at 101.00         Aaa            380,657

        1,420   Regional School District 16, Connecticut, General Obligation          3/13 at 101.00         Aaa          1,526,599
                 Bonds, Series 2003, 5.000%, 3/15/16 - AMBAC Insured

        2,105   Stratford, Connecticut, General Obligation Bonds, Series 2002,        2/12 at 100.00         AAA          2,117,567
                 4.000%, 2/15/15 - FSA Insured

                Suffield, Connecticut, General Obligation Bonds, Series 2005:
          465    5.000%, 6/15/17                                                        No Opt. Call          AA            506,520
          460    5.000%, 6/15/19                                                        No Opt. Call          AA            502,936

        1,000   Waterbury, Connecticut, General Obligation Bonds,                       No Opt. Call         AAA          1,076,480
                 Series 2004B, 5.000%, 4/01/13 - FSA Insured

        1,500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA          1,617,750
                 Series 2005B, 5.000%, 10/01/18

        1,630   Westport, Connecticut, General Obligation Bonds,                      2/12 at 100.00         Aaa          1,687,604
                 Series 2003, 4.750%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.7% (9.4% OF TOTAL INVESTMENTS)

        2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 102.00         AAA          2,159,680
                 Revenue Bonds, Child Care Facilities Program, Series 1999C,
                 5.625%, 7/01/29 - AMBAC Insured

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
        2,000    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,117,460
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,056,670

          500   Connecticut, Special Tax Obligation Transportation                    1/14 at 100.00         AAA            523,850
                 Infrastructure Purpose Bonds, Series 2003B,
                 5.000%, 1/01/23 - FGIC Insured

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            670,350
                 Series 2004A, 5.000%, 6/30/11

        2,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,156,620
                 5.250%, 8/01/21 - FSA Insured

        1,000   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,109,910
                 Taxes Loan Note, Series 1999A, 6.500%, 10/01/24

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/14 at 100.00         AAA          1,089,500
                 Loan Note, Series 2003, 5.250%, 10/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 1.0% (0.7% OF TOTAL INVESTMENTS)

          750   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA            766,958
                 International Airport, Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 20.4% (14.0% OF TOTAL INVESTMENTS)

          935   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            990,530
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

           40   Connecticut, General Obligation Bonds, Series 1993E,                    No Opt. Call       AA***             45,165
                 6.000%, 3/15/12

        2,000   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00       AA***          2,208,540
                 5.500%, 6/15/21 (Pre-refunded to 6/15/12)

        1,500   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00       AA***          1,643,415
                 5.375%, 4/15/19 (Pre-refunded to 4/15/12)

        1,175   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA          1,244,031
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 (Pre-refunded to 7/01/08) - MBIA Insured

        2,525   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA          2,708,088
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 (Pre-refunded to 11/01/12) -
                 FGIC Insured

        1,250   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         AAA          1,336,962
                 Revenue Bonds, Fairfield University, Series 1999I,
                 5.250%, 7/01/25 (Pre-refunded to 7/01/09) - MBIA Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

$         650   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00       A2***     $      713,661
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23 (Pre-refunded to 7/01/11)

          860   Connecticut Health and Educational Facilities Authority,              7/06 at 101.00         AAA            879,832
                 Revenue Bonds, Loomis Chaffee School, Series 1996C,
                 5.500%, 7/01/16 (Pre-refunded to 7/01/06) - MBIA Insured

        1,000   Connecticut, Clean Water Fund Revenue Bonds, Series 2001,            10/11 at 100.00         AAA          1,099,990
                 5.500%, 10/01/20 (Pre-refunded to 10/01/11)

        1,000   Hartford, Connecticut, Parking System Revenue Bonds,                  7/10 at 100.00     Baa2***          1,115,350
                 Series 2000A, 6.400%, 7/01/20 (Pre-refunded to 7/01/10)

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,076,530
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,000   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          1,095,260
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12) -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.6% (3.8% OF TOTAL INVESTMENTS)

        1,575   Bristol Resource Recovery Facility Operating Committee,                 No Opt. Call         AAA          1,691,282
                 Connecticut, Solid Waste Revenue Bonds, Covanta
                 Bristol Inc., Series 2005, 5.000%, 7/01/12 - AMBAC Insured

        1,000   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00        Baa1          1,065,420
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid
                Waste Revenue Bonds, Wheelabrator Lisbon Project,
                Series 1993A:
          395    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/06 at 100.00         BBB            398,239
        1,290    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/06 at 100.00         BBB          1,289,097


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.5% (11.4% OF TOTAL INVESTMENTS)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,262,096
                 Series 2003A, 5.000%, 10/01/16

        1,500   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          1,620,525
                 Series 2003B, 5.000%, 10/01/12

        2,550   Connecticut Development Authority, Water Facilities Revenue           9/06 at 102.00         AAA          2,647,538
                 Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
          900    5.000%, 11/15/16 - MBIA Insured                                     11/15 at 100.00         AAA            972,162
          570    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA
        2,260    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA          2,350,760

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
        1,000    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          1,056,770
        1,525    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,581,410

        1,000   Stamford, Connecticut, Water Pollution Control System                11/13 at 100.00         AA+          1,032,100
                 and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
$     109,285   Total Long-Term Investments (cost $112,129,313) - 145.6%                                                115,497,819
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                      2,144,454
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                        (38,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   79,342,273
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.9% (3.3% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$          90    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $       90,986
          500    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            505,750

        1,270   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3          1,268,984
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 25.9% (17.5% OF TOTAL INVESTMENTS)

          670   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            696,170
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

           50   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00          AA             50,569
                 Revenue Bonds, Sacred Heart University, Series 1998E,
                 5.000%, 7/01/28 - RAAI Insured

          440   Connecticut Health and Educational Facilities Authority,                No Opt. Call         Aaa            486,834
                 Revenue Bonds, Loomis Chaffee School, Series 2005F,
                 5.250%, 7/01/18 - AMBAC Insured

          500   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA            542,290
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          1,553,205
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

          350   Connecticut Health and Educational Facilities Authority,              4/14 at 100.00         AAA            374,031
                 Revenue Bonds, Trinity College, Series 2004H,
                 5.000%, 7/01/17 - MBIA Insured

          625   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            643,713
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,039,610
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,041,270
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          125    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            127,445
          270    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            271,369

                University of Connecticut, General Obligation Bonds,
                Series 2001A:
        1,000    4.750%, 4/01/20                                                      4/11 at 101.00          AA          1,027,740
        1,000    5.250%, 4/01/20                                                      4/11 at 101.00          AA          1,072,150
        1,000    4.750%, 4/01/21                                                      4/11 at 101.00          AA          1,025,510


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.2% (3.5% OF TOTAL INVESTMENTS)

          125   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            128,319
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

           25   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         BB+             24,818
                 Revenue Bonds, Hospital for Special Care, Series 1997B,
                 5.375%, 7/01/17

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,057,720
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/32 - RAAI Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Griffin Hospital, Series 2005B:
          500    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3            519,670
          250    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            257,673


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.0% (1.3% OF TOTAL INVESTMENTS)

$         750   Stamford Housing Authority, Connecticut, Multifamily Housing            No Opt. Call        BBB+     $      767,790
                 Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,017,970
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,031,120
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.1% (1.4% OF TOTAL INVESTMENTS)

          300   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            315,396
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

          500   Connecticut Development Authority, Health Facilities Revenue          2/06 at 101.00         N/R            503,545
                 Refunding Bonds, Alzheimer's Resource Center of
                 Connecticut Inc., Series 1994A, 7.250%, 8/15/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 17.8% (12.0% OF TOTAL INVESTMENTS)

          500   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            548,245
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          560   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA            588,588
                 5.000%, 4/01/23 - FGIC Insured

          545   Connecticut, General Obligation Bonds, Series 2004D,                    No Opt. Call         AAA            590,862
                 5.000%, 12/01/13 - MBIA Insured

          400   Hartford, Connecticut, General Obligation Bonds, Series 2004,           No Opt. Call         AAA            439,700
                 5.500%, 8/15/11 - MBIA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          360    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            381,643
          240    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            234,888

        1,000   New Haven, Connecticut, General Obligation Bonds,                    11/10 at 101.00         AAA          1,053,720
                 Series 2001A, 5.000%, 11/01/20 - FGIC Insured

          565   Newtown, Connecticut, General Obligation Bonds,                         No Opt. Call         Aa2            577,622
                 Series 2004, 4.000%, 6/15/11

          250   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            263,103
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Suffield, Connecticut, General Obligation Bonds, Series 2005:
          335    5.000%, 6/15/17                                                        No Opt. Call          AA            364,912
          335    5.000%, 6/15/19                                                        No Opt. Call          AA            366,269

          500   Waterbury, Connecticut, General Obligation Bonds,                       No Opt. Call         AAA            538,240
                 Series 2004B, 5.000%, 4/01/13 - FSA Insured

          810   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            873,585
                 Series 2005B, 5.000%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.7% (11.3% OF TOTAL INVESTMENTS)

        1,000   Connecticut Health and Educational Facilities Authority,              7/08 at 105.00           A          1,089,130
                 Revenue Bonds, New Opportunities for Waterbury Inc.,
                 Series 1998A, 6.750%, 7/01/28

        1,475   Connecticut, Special Tax Obligation Transportation Infrastructure       No Opt. Call         AAA          1,639,050
                 Purpose Bonds, Series 1998B, 5.500%, 11/01/12 - FSA Insured

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            670,350
                 Series 2004A, 5.000%, 6/30/11

                Connecticut, Certificates of Participation, Juvenile Training
                School, Series 2001:
          600    5.000%, 12/15/20                                                    12/11 at 101.00         AA-            626,568
        1,000    5.000%, 12/15/30                                                    12/11 at 101.00         AA-          1,028,960

          500   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00          AA            522,785
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB            835,688
                 Loan Note, Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.7% (4.5% OF TOTAL INVESTMENTS)

        2,500   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA          2,556,525
                 International Airport, Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured


                                       27

                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 38.4% (26.0% OF TOTAL INVESTMENTS)

$         455   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $      482,022
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

          750   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00       AA***            828,203
                 5.500%, 6/15/21 (Pre-refunded to 6/15/12)

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00       AA***          1,095,610
                 5.375%, 4/15/19 (Pre-refunded to 4/15/12)


          750   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA            804,383
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 (Pre-refunded to 11/01/12) -
                 FGIC Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00       A2***          1,097,940
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23 (Pre-refunded to 7/01/11)

          500   Connecticut, Special Tax Obligation Transportation                    7/12 at 100.00         AAA            548,690
                 Infrastructure Purpose Bonds, Series 2002A, 5.375%, 7/01/18
                 (Pre-refunded to 7/01/12) - FSA Insured

        2,000   Connecticut, Clean Water Fund Revenue Bonds, Series 2001,            10/11 at 100.00         AAA          2,199,980
                 5.500%, 10/01/20 (Pre-refunded  to 10/01/11)

          500   East Lyme, Connecticut, General Obligation Bonds, Series 2001,        7/11 at 102.00         Aaa            546,540
                 5.125%, 7/15/20 (Pre-refunded to 7/15/11) - FGIC Insured

          700   Farmington, Connecticut, General Obligation Bonds, Series 2001,       3/11 at 101.00      Aa1***            749,427
                 4.875%, 3/15/20 (Pre-refunded to 3/15/11)

                Hamden, Connecticut, General Obligation Bonds, Series 2001:
          640    5.250%, 8/15/18 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            704,979
          635    5.000%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            691,344
          300    5.000%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            326,619

          275   Norwich, Connecticut, General Obligation Bonds, Series 2001A,         4/09 at 100.00         Aaa            288,621
                 5.000%, 4/01/20 (Pre-refunded to 4/01/09) - FGIC Insured

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,425    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,534,055
        1,300    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,399,489

        1,000   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          1,095,260
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12) -
                 FSA Insured

          370   Windsor, Connecticut, General Obligation Bonds, Series 2001,          7/09 at 100.00      Aa2***            387,982
                 5.000%, 7/15/20 (Pre-refunded to 7/15/09)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.5% (6.4% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00        Baa1            532,710
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28

        1,000   Eastern Connecticut Resource Recovery Authority, Solid Waste          1/06 at 100.00         BBB          1,008,200
                 Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                 5.500%, 1/01/14 (Alternative Minimum Tax)

        1,975   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,103,217
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.7% (9.2% OF TOTAL INVESTMENTS)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,262,096
                 Series 2003A, 5.000%, 10/01/16

          500   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA            540,175
                 Series 2003B, 5.000%, 10/01/12

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
          450    5.000%, 11/15/17 - MBIA Insured                                     11/15 at 100.00         AAA            484,169
          270    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA            281,726
        1,110    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA          1,154,578


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
$         750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA     $      792,573
          720    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            746,633
------------------------------------------------------------------------------------------------------------------------------------
$      53,750   Total Long-Term Investments (cost $54,848,081) - 148.3%                                                  56,919,301
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                        958,950
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (19,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   38,378,251
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.0% (2.0% OF TOTAL INVESTMENTS)

$         785   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      795,613
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          250   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3            249,800
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 29.8% (20.1% OF TOTAL INVESTMENTS)

          500   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00         AAA            520,170
                 Revenue Bonds, Hopkins School, Series 1998A,
                 5.000%, 7/01/20 - AMBAC Insured

          165   Connecticut Health and Educational Facilities Authority,             11/07 at 101.00         AAA            172,011
                 Revenue Bonds, State University System, Series 1997B,
                 5.250%, 11/01/17 - AMBAC Insured

           95   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA             99,123
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

          310   Connecticut Health and Educational Facilities Authority,                No Opt. Call         Aaa            344,277
                 Revenue Bonds, Loomis Chaffee School, Series 2005F,
                 5.250%, 7/01/19 - AMBAC Insured

          500   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA            542,290
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

          215   Connecticut Health and Educational Facilities Authority,              1/15 at 100.00         Aaa            231,493
                 Revenue Bonds, Kent School, Series 2004D,
                 5.000%, 7/01/15 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA          1,029,940
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, University of Hartford, Series 2002E:
          590    5.500%, 7/01/22 - RAAI Insured                                       7/12 at 101.00          AA            635,619
        1,000    5.250%, 7/01/32 - RAAI Insured                                       7/12 at 101.00          AA          1,039,610

        2,250   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          2,366,145
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,041,270
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

          500   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA            540,440
                 Bonds, Series 2002A, 5.250%, 11/15/22 - FGIC Insured

        1,230   University of Connecticut, General Obligation Bonds,                  4/12 at 100.00          AA          1,327,687
                 Series 2002A, 5.375%, 4/01/19

          500   University of Connecticut, General Obligation Bonds,                    No Opt. Call         AAA            540,720
                 Series 2004A, 5.000%, 1/15/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 6.0% (4.0% OF TOTAL INVESTMENTS)

           25   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa             26,162
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/18 - MBIA Insured

           30   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         BB+             29,782
                 Revenue Bonds, Hospital for Special Care, Series 1997B,
                 5.375%, 7/01/17

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Eastern Connecticut Health Network,
                Series 2000A:
          150    6.125%, 7/01/20 - RAAI Insured                                       7/10 at 101.00          AA            163,460
          200    6.000%, 7/01/25 - RAAI Insured                                       7/10 at 101.00          AA            216,912

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,027,910
                 Revenue Bonds, St. Francis Hospital and Medical Center,
                 Series 2002D, 5.000%, 7/01/22 - RAAI Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Griffin Hospital, Series 2005B:
          300    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3            311,802
          300    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            309,207


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.5% (1.0% OF TOTAL INVESTMENTS)

$         500   Stamford Housing Authority, Connecticut, Multifamily Housing            No Opt. Call        BBB+     $      511,860
                 Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.9% (2.0% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,028,000
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.3% (2.2% OF TOTAL INVESTMENTS)

          450   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00         AAA            473,013
                 Revenue Bonds, Village for Families and Children Inc.,
                 Series 2002A, 5.000%, 7/01/19 - AMBAC Insured

          325   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            334,984
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          320   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            336,422
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 33.7% (22.8% OF TOTAL INVESTMENTS)

          875   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            959,429
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

        1,500   Connecticut, General Obligation Bonds, Series 2001C,                    No Opt. Call          AA          1,662,870
                 5.500%, 12/15/12

                Farmington, Connecticut, General Obligation Bonds, Series 2002:
        1,000    5.000%, 9/15/20                                                      9/12 at 101.00         Aa1          1,061,390
        1,450    5.000%, 9/15/21                                                      9/12 at 101.00         Aa1          1,536,362

          400   Hartford, Connecticut, General Obligation Bonds, Series 2004,           No Opt. Call         AAA            439,700
                 5.500%, 8/15/11 - MBIA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          360    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            381,643
          240    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            234,888

        1,305   Hartford County Metropolitan District, Connecticut, General           4/12 at 101.00         AA+          1,379,750
                 Obligation Bonds, Series 2002, 5.000%, 4/01/22

                Regional School District 8, Andover, Hebron and Marlborough,
                Connecticut, General Obligation Bonds, Series 2002:
        1,390    5.000%, 5/01/20 - FSA Insured                                        5/11 at 101.00         Aaa          1,467,409
        1,535    5.000%, 5/01/22 - FSA Insured                                        5/11 at 101.00         Aaa          1,614,175

          500   Waterbury, Connecticut, General Obligation Bonds,                       No Opt. Call         AAA            538,240
                 Series 2004B, 5.000%, 4/01/13 - FSA Insured

          500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            541,360
                 Series 2005B, 5.000%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 8.5% (5.7% OF TOTAL INVESTMENTS)

        1,625   Connecticut, Special Tax Obligation Transportation Infrastructure     7/12 at 100.00         AAA          1,760,525
                 Purpose Bonds, Series 2002A, 5.375%, 7/01/20 - FSA Insured

          500   Connecticut, Special Tax Obligation Transportation Infrastructure    10/11 at 100.00         AAA            541,990
                 Purpose Bonds, Series 2001B, 5.375%, 10/01/13 - FSA Insured

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            670,350
                 Series 2004A, 5.000%, 6/30/11


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.2% (4.2% OF TOTAL INVESTMENTS)

        1,950   New Haven, Connecticut, Revenue Refunding Bonds,                        No Opt. Call         AAA          2,170,448
                 Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 33.5% (22.6% OF TOTAL INVESTMENTS)

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          1,090,530
                 Series 2001C, 5.375%, 8/15/18 (Pre-refunded to 8/15/11) -
                 FGIC Insured

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00       AA***          1,095,610
                 5.375%, 4/15/19 (Pre-refunded to 4/15/12)

          155   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA            164,106
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 (Pre-refunded to 7/01/08) - MBIA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00       A2***          1,628,145
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.250%, 7/01/31 (Pre-refunded to 7/01/11)

        2,105   Fairfield, Connecticut, General Obligation Bonds, Series 2002A,       4/12 at 100.00         AAA          2,250,224
                 5.000%, 4/01/16 (Pre-refunded to 4/01/12)


                                       31

                        Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

                Puerto Rico Infrastructure Financing Authority, Special Obligation
                Bonds, Series 2000A:
$       1,000    5.500%, 10/01/32                                                    10/10 at 101.00         AAA     $    1,076,530
        2,000    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          2,153,060

        1,605   Stamford, Connecticut, General Obligation Bonds, Series 2002,         8/12 at 100.00         AAA          1,729,837
                 5.000%, 8/15/16 (Pre-refunded to 8/15/12)

          500   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA            547,630
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12) -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.7% (4.6% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00        Baa1            532,710
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          250    5.500%, 1/01/15 (Alternative Minimum Tax)                              No Opt. Call         BBB            254,275
          510    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/06 at 100.00         BBB            509,643

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,064,920
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.1% (8.8% OF TOTAL INVESTMENTS)

          785   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA            836,072
                 Series 2003A, 5.000%, 10/01/16

        1,000   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          1,080,350
                 Series 2003B, 5.000%, 10/01/12

           70   Connecticut Development Authority, Water Facilities Revenue           9/06 at 102.00         AAA             72,678
                 Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
          500    5.000%, 11/15/16 - MBIA Insured                                     11/15 at 100.00         AAA            540,090
          240    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA
          320    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA            332,850

                South Central Connecticut Regional Water Authority,
                Water System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            792,578
          660    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            684,413
------------------------------------------------------------------------------------------------------------------------------------
$      48,695   Total Long-Term Investments (cost $49,755,313) - 148.2%                                                  51,892,925
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                        632,623
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.0)%                                                        (17,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   35,025,548
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE                            UNREALIZED
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)        DATE (DEPRECIATION)
====================================================================================================================================
Citigroup     $200,000             4.699%  Semi-annually     3-month USD-LIBOR      Quarterly    2/27/06       2/27/26      $12,861
JPMorgan       200,000             4.833%  Semi-annually     3-month USD-LIBOR      Quarterly    2/09/06       2/09/36       12,536
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $25,397
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.1% (2.7% OF TOTAL INVESTMENTS)

$       2,505   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,538,868
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.9% (14.0% OF TOTAL INVESTMENTS)

        1,700   Connecticut Health and Educational Facilities Authority,             11/15 at 100.00         AAA          1,831,512
                 Revenue Bonds, Connecticut State University System,
                 Series 2005H, 5.000%, 11/01/17 - FSA Insured

          335   Connecticut Health and Educational Facilities Authority,             11/07 at 101.00         AAA            349,234
                 Revenue Bonds, State University System, Series 1997B,
                 5.250%, 11/01/17 - AMBAC Insured

          400   Connecticut Health and Educational Facilities Authority,                No Opt. Call         Aaa            444,228
                 Revenue Bonds, Loomis Chaffee School, Series 2005F,
                 5.250%, 7/01/19 - AMBAC Insured

          285   Connecticut Health and Educational Facilities Authority,              1/15 at 100.00         Aaa            306,862
                 Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/15 -
                 MBIA Insured

        3,100   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          3,271,864
                 Revenue Bonds, Trinity College, Series 2001G, 5.000%, 7/01/21 -
                 AMBAC Insured

          750   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            807,990
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.500%, 7/01/22 - RAAI Insured

        1,595   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          1,677,334
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,561,905
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

          500   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA            540,440
                 Bonds, Series 2002A, 5.250%, 11/15/22 - FGIC Insured

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,173,931
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured

        1,000   University of Connecticut, General Obligation Bonds,                    No Opt. Call         AAA          1,081,440
                 Series 2004A, 5.000%, 1/15/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 2.6% (1.9% OF TOTAL INVESTMENTS)

          200   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            209,298
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/18 - MBIA Insured

           75   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         BB+             74,454
                 Revenue Bonds, Hospital for Special Care, Series 1997B,
                 5.375%, 7/01/17

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            534,885
                 Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/21 -
                 RAAI Insured

          800   Connecticut Health and Educational Facilities Authority,              7/15 at 100.00         Aa3            831,472
                 Revenue Bonds, Griffin Hospital, Series 2005B,
                 5.000%, 7/01/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.2% (0.9% OF TOTAL INVESTMENTS)

          750   Stamford Housing Authority, Connecticut, Multifamily Housing            No Opt. Call        BBB+            767,790
                 Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory
                 put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 3.3% (2.2% OF TOTAL INVESTMENTS)

        2,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          2,062,240
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 12.2% (8.2% OF TOTAL INVESTMENTS)

                Connecticut Housing Finance Authority, Special Needs Housing
                Mortgage Finance Program Special Obligation Bonds,
                Series 2002SNH-1:
        1,000    5.000%, 6/15/22 - AMBAC Insured                                      6/12 at 101.00         AAA          1,047,030
        1,500    5.000%, 6/15/32 - AMBAC Insured                                      6/12 at 101.00         AAA          1,546,770


                                       33

                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Village for Families and Children Inc., Series 2002A:
$         430    5.000%, 7/01/18 - AMBAC Insured                                      7/12 at 101.00         AAA     $      453,134
          475    5.000%, 7/01/20 - AMBAC Insured                                      7/12 at 101.00         AAA            498,726
          260    5.000%, 7/01/23 - AMBAC Insured                                      7/12 at 101.00         AAA            271,185
        1,000    5.000%, 7/01/32 - AMBAC Insured                                      7/12 at 101.00         AAA          1,029,530

          600   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            618,432
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          500   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            525,660
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

                Connecticut Development Authority, Revenue Bonds, Duncaster
                Inc., Series 2002:
          650    5.125%, 8/01/22 - RAAI Insured                                       8/12 at 101.00          AA            677,209
        1,000    4.750%, 8/01/32 - RAAI Insured                                       8/12 at 101.00          AA            979,780


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 36.7% (24.7% OF TOTAL INVESTMENTS)

                Bethel, Connecticut, General Obligation Bonds, Series 2002:
          525    5.000%, 11/01/18 - FGIC Insured                                     11/12 at 100.00         Aaa            555,534
          525    5.000%, 11/01/19 - FGIC Insured                                     11/12 at 100.00         Aaa            554,395
          525    5.000%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         Aaa            553,361
          525    5.000%, 11/01/21 - FGIC Insured                                     11/12 at 100.00         Aaa            552,164
          525    5.000%, 11/01/22 - FGIC Insured                                     11/12 at 100.00         Aaa            550,137

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA          1,096,490
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          500   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA            539,370
                 Series 2003A, 5.250%, 9/15/23 - FSA Insured

        2,500   Connecticut, General Obligation Bonds, Series 2002D,                 11/12 at 100.00          AA          2,713,100
                 5.375%, 11/15/21

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00          AA          1,050,450
                 5.000%, 4/15/21

          545   Connecticut, General Obligation Bonds, Series 2004D,                    No Opt. Call         AAA            590,862
                 5.000%, 12/01/13 - MBIA Insured

          450   Farmington, Connecticut, General Obligation Bonds,                    9/12 at 101.00         Aa1            477,626
                 Series 2002, 5.000%, 9/15/20

        1,000   Hartford, Connecticut, General Obligation Bonds, Series 2004,           No Opt. Call         AAA          1,099,250
                 5.500%, 8/15/11 - MBIA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          600    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            636,072
          400    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            391,480

                New Canaan, Connecticut, General Obligation Bonds,
                Series 2002A:
          950    4.500%, 5/01/19                                                      5/11 at 100.00         Aaa            965,732
          900    4.600%, 5/01/20                                                      5/11 at 100.00         Aaa            916,164
          500    4.700%, 5/01/21                                                      5/11 at 100.00         Aaa            510,895

        1,445   New Haven, Connecticut, General Obligation Bonds,                    11/11 at 101.00         AAA          1,557,002
                 Series 2002A, 5.250%, 11/01/17 - AMBAC Insured

          500   Newtown, Connecticut, General Obligation Bonds,                         No Opt. Call         Aa2            511,170
                 Series 2004, 4.000%, 6/15/11

                Southbury, Connecticut, General Obligation Bonds, Series 2002:
          500    4.250%, 12/15/14                                                    12/11 at 101.00         Aa3            512,135
          500    4.375%, 12/15/15                                                    12/11 at 101.00         Aa3            513,440
          500    4.375%, 12/15/16                                                    12/11 at 101.00         Aa3            512,170
          500    4.500%, 12/15/17                                                    12/11 at 101.00         Aa3            512,580
          500    4.625%, 12/15/18                                                    12/11 at 101.00         Aa3            514,825
          500    4.625%, 12/15/19                                                    12/11 at 101.00         Aa3            512,370
          500    4.875%, 12/15/20                                                    12/11 at 101.00         Aa3            519,300
          500    4.875%, 12/15/21                                                    12/11 at 101.00         Aa3            518,065
          500    5.000%, 12/15/22                                                    12/11 at 101.00         Aa3            526,490

                Stratford, Connecticut, General Obligation Bonds, Series 2002:
        1,375    4.000%, 2/15/19 - FSA Insured                                        2/12 at 100.00         AAA          1,345,218
          630    4.125%, 2/15/20 - FSA Insured                                        2/12 at 100.00         AAA            619,983

          500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            539,250
                 Series 2005B, 5.000%, 10/01/18


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.4% (13.0% OF TOTAL INVESTMENTS)

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
$       2,810    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA     $    2,975,031
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,056,670
        1,000    5.000%, 12/01/22 - AMBAC Insured                                    12/12 at 100.00         AAA          1,048,040

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     1/14 at 100.00         AAA            523,850
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured

           60   Connecticut, Special Tax Obligation Transportation Infrastructure       No Opt. Call         AA-             67,434
                 Purpose Bonds, Series 1992B, 6.125%, 9/01/12

        1,245   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA          1,335,337
                 Series 2004A, 5.000%, 6/30/11

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
          890    5.250%, 7/01/17                                                      7/12 at 100.00         BBB            927,131
        1,000    5.250%, 7/01/20                                                      7/12 at 100.00         BBB          1,037,110
        1,045    5.250%, 7/01/21                                                      7/12 at 100.00         BBB          1,083,174

        1,010   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,108,101
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          195   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB-            202,517
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

          750   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00         BBB            769,545
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 0.7% (0.5% OF TOTAL INVESTMENTS)

          415   New Haven, Connecticut, Revenue Refunding Bonds,                        No Opt. Call         AAA            461,916
                 Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 23.4% (15.7% OF TOTAL INVESTMENTS)

        3,510   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          3,827,760
                 Series 2001C, 5.375%, 8/15/18 (Pre-refunded to 8/15/11) -
                 FGIC Insured

        1,000   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA          1,072,510
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 (Pre-refunded to 11/01/12) -
                 FGIC Insured

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     7/12 at 100.00         AAA            548,690
                 Purpose Bonds, Series 2002A, 5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured

          400   Connecticut, Special Tax Obligation Transportation Infrastructure    10/11 at 100.00         AAA            424,936
                 Purpose Bonds, Series 2001A,4.800%, 10/01/18 (Pre-refunded to 10/01/11) - FSA Insured

        1,410   Puerto Rico, General Obligation and Public Improvement                7/08 at 101.00         AAA          1,482,404
                 Refunding Bonds, Series 1998B, 5.000%, 7/01/24 (Pre-refunded to 7/01/08) - MBIA Insured

        3,000   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          3,229,590
                 Bonds, Series 2000A, 5.500%, 10/01/40

        2,000   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA          2,088,480
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/28 (Pre-refunded to 1/01/08) - AMBAC Insured

          570   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00         Aaa            624,720
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded to 2/01/12)

        1,220   University of Connecticut, General Obligation Bonds,                  4/12 at 100.00       AA***          1,336,217
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.5% (5.7% OF TOTAL INVESTMENTS)

          720   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00        Baa1            767,102
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
        1,000    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/06 at 100.00         BBB          1,008,200
          305    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/06 at 100.00         BBB            304,787

        3,050   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,248,006
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


                                       35


                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.7% (10.5% OF TOTAL INVESTMENTS)

$       1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA     $    1,262,096
                 Series 2003A, 5.000%, 10/01/16

        2,000   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          2,160,700
                 Series 2003B, 5.000%, 10/01/12

          765   Connecticut Development Authority, Water Facilities Revenue           9/06 at 102.00           A            787,973
                 Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax)

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
          770    5.000%, 11/15/16 - MBIA Insured                                     11/15 at 100.00         AAA            831,739
          480    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA
          640    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA            665,700

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
        2,050    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          2,166,379
        1,140    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,182,169

          250   Stamford, Connecticut, Water Pollution Control System and            11/13 at 100.00         AA+            258,025
                 Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
$      88,315   Total Long-Term Investments (cost $91,388,710) - 148.7%                                                  93,055,168
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      1,513,770
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.1)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   62,568,938
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE                            UNREALIZED
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)        DATE (DEPRECIATION)
====================================================================================================================================
Citigroup     $500,000             4.699%  Semi-annually     3-month USD-LIBOR      Quarterly    2/27/06       2/27/26      $32,153
JPMorgan       800,000             4.833%  Semi-annually     3-month USD-LIBOR      Quarterly    2/09/06       2/09/36       50,145
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $82,298
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       1,500   Boston Industrial Development Financing Authority,                    9/12 at 102.00         Ba3     $    1,499,220
                 Massachusetts, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 0.8% (0.6% OF TOTAL INVESTMENTS)

          550   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3            549,560
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 36.9% (25.2% OF TOTAL INVESTMENTS)

          200   Massachusetts Education Loan Authority, Student Loan Revenue          1/06 at 100.50         AAA            201,264
                 Bonds, Issue E, Series 1995, 6.150%, 7/01/10 (Alternative
                 Minimum Tax) - AMBAC Insured

        1,550   Massachusetts Educational Finance Authority, Educational              1/12 at 100.00         AAA          1,586,239
                 Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13
                 (Alternative Minimum Tax) - AMBAC Insured

        1,745   Massachusetts Development Finance Authority, Revenue Bonds,           7/15 at 100.00         AAA          1,778,207
                 Massachusetts College of Pharmacy and Allied Health
                 Sciences, Series 2005D, 5.000%, 7/01/27 - AGC Insured

        1,090   Massachusetts Development Finance Authority, Revenue                    No Opt. Call          A3          1,250,241
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/29

        1,000   Massachusetts Development Finance Authority, Revenue Bonds,           7/13 at 101.00        Baa1          1,051,790
                 Massachusetts College of Pharmacy and Allied Health
                 Sciences, Series 2003C, 5.750%, 7/01/33

          890   Massachusetts Development Finance Authority, Revenue                  3/09 at 101.00           A            944,406
                 Bonds, Curry College, Series 2000A, 6.000%, 3/01/20 -
                 ACA Insured

          750   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            796,088
                 Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19

          500   Massachusetts Development Finance Authority, Revenue                  9/11 at 101.00           A            527,875
                 Bonds, Belmont Hills School, Series 2001, 5.375%, 9/01/23

          750   Massachusetts Development Finance Agency, Revenue Bonds,              9/15 at 100.00         AAA            766,500
                 Western New England College, Series 2005A,
                 5.000%, 9/01/33 - AGC Insured

        2,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          2,134,620
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

          500   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA            515,755
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

        1,500   Massachusetts Health and Educational Facilities Authority,           10/11 at 100.00         AAA          1,580,205
                 Revenue Bonds, University of Massachusetts - Worcester
                 Campus, Series 2001B, 5.250%, 10/01/31 - FGIC Insured

          555   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            585,303
                 Revenue Bonds, Williams College, Series 2003H,
                 5.000%, 7/01/21

          500   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            518,990
                 Revenue Bonds, Wellesley College, Series 2003H,
                 5.000%, 7/01/26

        1,000   Massachusetts Health and Educational Facilities Authority,              No Opt. Call         AAA          1,108,350
                 Revenue Bonds, Massachusetts Institute of Technology,
                 Series 2004M, 5.250%, 7/01/15

        1,645   Massachusetts Industrial Finance Agency, Revenue Bonds,               1/06 at 100.00         Aa1          1,646,859
                 Whitehead Institute for Biomedical Research, Series 1993,
                 5.125%, 7/01/26

        2,300   Massachusetts Industrial Finance Agency, Revenue Bonds,               9/08 at 101.00           A          2,345,793
                 Belmont Hill School, Series 1998, 5.250%, 9/01/28

        4,000   New England Education Loan Marketing Corporation,                       No Opt. Call          A3          4,174,920
                 Massachusetts Student Loan Revenue Bonds, Subordinate
                 Series 1992H, 6.900%, 11/01/09 (Alternative Minimum Tax)

          375   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-            382,335
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19


                                       37

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         725   University of Massachusetts Building Authority, Senior Lien             No Opt. Call         AAA     $      782,710
                 Project Revenue Bonds, Series 2005-1, 5.000%, 5/01/15 -
                 AMBAC Insured

        1,000   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA          1,074,710
                 Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.2% (12.4% OF TOTAL INVESTMENTS)

        1,500   Massachusetts Health and Educational Facilities Authority,            1/06 at 101.00         AAA          1,514,040
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 1993G-1, 5.375%, 7/01/24 - MBIA Insured

          600   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA            642,834
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.375%, 5/15/19 - FGIC Insured

        2,000   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-          2,171,300
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            405,307
                 Revenue Bonds, UMass Memorial Health Care,
                 Series 2001C, 6.625%, 7/01/32

        1,000   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA          1,032,120
                 Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured

        1,250   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          1,317,075
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

        1,000   Massachusetts Health and Educational Facilities Authority,            7/12 at 101.00         BBB          1,072,800
                 Revenue Bonds, Caritas Christi Obligated Group, Series 2002B,
                 6.250%, 7/01/22

        1,400   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00         AAA          1,465,702
                 Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
                 5.000%, 8/15/21 - FGIC Insured

        1,115   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB          1,104,240
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

          935   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00          AA            944,247
                 Revenue Bonds, Emerson Hospital, Series 2005E,
                 5.000%, 8/15/35 - RAAI Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-            985,020
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30 (WI, settling 12/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.9% (8.1% OF TOTAL INVESTMENTS)

        2,500   Massachusetts Development Finance Authority, GNMA                    10/11 at 105.00         AAA          2,781,425
                 Collateralized Revenue Bonds, VOA Concord Assisted Living
                 Inc., Series 2000A, 6.900%, 10/20/41

        1,920   Massachusetts Development Financing Authority, Assisted              12/09 at 102.00         N/R          1,868,544
                 Living Revenue Bonds, Prospect House Apartments,
                 Series 1999, 7.000%, 12/01/31

        1,500   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA          1,644,150
                 Collateralized Assisted Living Facility Revenue Bonds,
                 Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

          400   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 101.00         AAA            418,300
                 Mortgage Revenue Bonds, Series 1999D, 5.500%, 7/01/13
                 (Alternative Minimum Tax) - AMBAC Insured

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            506,005
                 Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative
                 Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,054,120
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002, 5.200%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

          400   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            424,340
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.8% (1.9% OF TOTAL INVESTMENTS)

        1,270   Boston, Massachusetts, FHA-Insured Mortgage Revenue                  10/08 at 105.00         AAA          1,378,991
                 Bonds, Deutsches Altenheim Inc., Series 1998A,
                 6.125%, 10/01/31

          540   Massachusetts Industrial Finance Agency, FHA-Insured                  2/06 at 102.00         AAA            552,458
                 Project Revenue Bonds, Heights Crossing LP, Series 1995,
                 6.000%, 2/01/15 (Alternative Minimum Tax)


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 19.5% (13.3% OF TOTAL INVESTMENTS)

$         500   Ashland, Massachusetts, General Obligation Bonds,                     5/15 at 100.00         Aaa     $      540,015
                 Series 2004, 5.250%, 5/15/23 - AMBAC Insured

        1,250   Boston, Massachusetts, General Obligation Bonds,                      1/15 at 100.00         Aa1          1,341,938
                 Series 2005A, 5.000%, 1/01/17

        1,000   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA          1,059,400
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        2,500   Massachusetts Bay Transportation Authority, General                     No Opt. Call         AAA          3,110,850
                 Obligation Transportation System Bonds, Series 1991A,
                 7.000%, 3/01/21

        1,275   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          1,458,205
                 Series 2001D, 6.000%, 11/01/13 - MBIA Insured

          980   Monson, Massachusetts, General Obligation Bonds,                      5/12 at 101.00         Aaa          1,054,255
                 Series 2002, 5.250%, 5/15/22 - AMBAC Insured

        1,260   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA          1,374,761
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds, Series 2003:
          530    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            577,207
        1,615    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA          1,748,367

        1,220   Worcester, Massachusetts, General Obligation Bonds,                   7/15 at 100.00         AAA          1,297,812
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.7% (10.0% OF TOTAL INVESTMENTS)

          210   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/14 at 100.00         AAA            219,757
                 Series 2004, 5.000%, 5/01/26 - AMBAC Insured

          940   Massachusetts Bay Transportation Authority, Assessment                7/15 at 100.00         AAA          1,003,779
                 Bonds, Series 2005A, 5.000%, 7/01/18

          385   Massachusetts Bay Transportation Authority, Senior Lien Sales           No Opt. Call         AAA            428,775
                 Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21

        1,000   Massachusetts College Building Authority, Project Revenue               No Opt. Call         AAA          1,122,290
                 Refunding Bonds, Series 2003B, 5.375%, 5/01/23 -
                 XLCA Insured

          550   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            581,515
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

        1,300   Massachusetts School Building Authority, Dedicated Sales              8/15 at 100.00         AAA          1,380,535
                 Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 -
                 FSA Insured

          540   Massachusetts, Special Obligation Dedicated Tax Revenue                 No Opt. Call         AAA            585,263
                 Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

        3,000   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa          3,219,000
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured

        1,500   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,709,460
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.8% (8.0% OF TOTAL INVESTMENTS)

        2,000   Massachusetts Port Authority, Revenue Bonds,                          7/13 at 100.00         AAA          2,056,460
                 Series 2003A, 5.000%, 7/01/33 - MBIA Insured

        1,900   Massachusetts Port Authority, Revenue Bonds, Series 2005A,            7/15 at 100.00         AAA          1,990,573
                 5.000%, 7/01/23 - AMBAC Insured

        4,000   Massachusetts Port Authority, Special Facilities Revenue              9/06 at 102.00         AAA          4,139,560
                 Bonds, US Airways Group Inc., Series 1996A,
                 5.750%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 11.4% (7.8% OF TOTAL INVESTMENTS)

        1,250   Massachusetts, General Obligation Bonds, Consolidated Loan,           8/14 at 100.00       AA***          1,340,938
                 Series 2004B, 5.000%, 8/01/24 (Pre-refunded to 8/01/14)

        2,000   Massachusetts Health and Educational Facilities Authority,            7/06 at 100.00         Aaa          2,022,140
                 Revenue Bonds, Daughters of Charity National Health System -
                 Carney Hospital, Series 1994D, 6.100%, 7/01/14
                 (Pre-refunded to 7/01/06)

          410   Massachusetts Health and Educational Facilities Authority,            7/21 at 100.00         AAA            442,583
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 (Pre-refunded to 7/01/21) - MBIA Insured

          845   Massachusetts Port Authority, Revenue Bonds, Series 1982,             1/06 at 100.00         AAA          1,165,306
                 13.000%, 7/01/13

        1,500   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          1,638,690
                 Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded
                 to 1/01/14) - FGIC Insured

        1,200   University of Massachusetts Building Authority, Senior Lien          11/13 at 100.00         AAA          1,319,028
                 Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18
                 (Pre-refunded to 11/01/13) - AMBAC Insured


                                       39

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.0% (2.1% OF TOTAL INVESTMENTS)

$       1,000   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA     $    1,088,900
                 Recovery Revenue Bonds, SEMass System, Series 2001A,
                 5.625%, 1/01/16 - MBIA Insured

        1,000   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB          1,021,130
                 Revenue Refunding Bonds, Ogden  Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.8% (8.7% OF TOTAL INVESTMENTS)

        2,000   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA          2,092,920
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

        1,500   Massachusetts Water Resources Authority, General Revenue              8/17 at 100.00         AAA          1,570,890
                 Bonds, Series 2005A, 5.000%, 8/01/28 - MBIA Insured

        1,250   Massachusetts Water Pollution Abatement Trust, Revenue                8/12 at 100.00         AAA          1,340,300
                 Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

        1,500   Massachusetts Water Pollution Abatement Trust, Pooled                 8/13 at 100.00         AAA          1,580,220
                 Loan Program Bonds, Series 9, 5.000%, 8/01/22

        1,500   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/14 at 100.00         AAA          1,565,850
                 Program Bonds, Series 10, 5.000%, 8/01/26

          750   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/15 at 100.00         AAA            737,614
                 Program Bonds, Series 11, 4.500%, 8/01/29
------------------------------------------------------------------------------------------------------------------------------------
$      95,990   Total Long-Term Investments (cost $99,032,883) - 146.6%                                                 102,011,244
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      1,579,453
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (34,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   69,590,697
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.7% (1.1% OF TOTAL INVESTMENTS)

$         500   Boston Industrial Development Financing Authority,                    9/12 at 102.00         Ba3     $      499,740
                 Massachusetts, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.1% (18.3% OF TOTAL INVESTMENTS)

        1,085   Massachusetts Educational Finance Authority, Educational              7/10 at 100.00         AAA          1,110,584
                 Loan Revenue Bonds, Series 2001E, 5.300%, 1/01/16
                 (Alternative Minimum Tax) - AMBAC Insured

          495   Massachusetts Development Finance Authority, Revenue                  7/15 at 100.00         AAA            504,420
                 Bonds, Massachusetts College of Pharmacy and Allied Health
                 Sciences, Series 2005D, 5.000%, 7/01/27 - AGC Insured

        1,000   Massachusetts Development Finance Authority, Revenue                  5/29 at 105.00          A3          1,136,810
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/59

          500   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            530,725
                 Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19

          450   Massachusetts Development Finance Agency, Revenue Bonds,              9/15 at 100.00         AAA            459,900
                 Western New England College, Series 2005A,
                 5.000%, 9/01/33 - AGC Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          1,067,310
                 Revenue Bonds, Boston College, Series 2003N, 5.250%, 6/01/18

        2,000   Massachusetts Health and Educational Facilities Authority,            2/11 at 100.00         AA-          2,139,660
                 Revenue Bonds, Tufts University, Series 2001I, 5.500%, 2/15/36

          500   Massachusetts Health and Educational Facilities Authority,              No Opt. Call         AAA            554,175
                 Revenue Bonds, Massachusetts Institute of Technology,
                 Series 2004M, 5.250%, 7/01/15

          250   University of Massachusetts Building Authority, Senior Lien             No Opt. Call         AAA            269,900
                 Project Revenue Bonds, Series 2005-1, 5.000%, 5/01/15 -
                 AMBAC Insured

          250   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA            268,678
                 Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.7% (12.6% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Health and Educational Facilities Authority,            7/09 at 101.00         AA-          1,034,350
                 Revenue Bonds, Partners HealthCare System Inc., Series 1999B,
                 5.125%, 7/01/19

        1,000   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-          1,085,650
                 Revenue Bonds, Partners HealthCare System Inc., Series 2001C,
                 5.750%, 7/01/32

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            540,410
                 Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                 6.625%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            1/12 at 101.00           A            398,138
                 Revenue Bonds, Covenant Health Systems Obligated Group,
                 Series 2002, 6.000%, 7/01/31

          500   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+            526,830
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

          500   Massachusetts Health and Educational Facilities Authority,            7/14 at 100.00         BB-            523,495
                 Revenue Bonds, Northern Berkshire Community Services Inc.,
                 Series 2004B, 6.375%, 7/01/34

          600   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00         AAA            628,158
                 Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
                 5.000%, 8/15/21 - FGIC Insured

          315   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00          AA            318,115
                 Revenue Bonds, Emerson Hospital, Series 2005E,
                 5.000%, 8/15/35 - RAAI Insured

          500   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-            492,510
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30


                                       41

                        Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.2% (8.9% OF TOTAL INVESTMENTS)

$       1,000   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA     $    1,096,100
                 Collateralized Assisted Living Facility Revenue Bonds,
                 Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

        1,215   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA          1,261,206
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35
                 (Alternative Minimum Tax) - AMBAC Insured

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            506,005
                 Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative
                 Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,054,120
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002, 5.200%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.9% (2.0% OF TOTAL INVESTMENTS)

          840   Massachusetts Housing Finance Agency, Single Family Housing           6/10 at 100.00         AAA            862,084
                 Revenue Bonds, Series 82, 5.375%, 12/01/20 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.7% (0.5% OF TOTAL INVESTMENTS)

          200   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            212,170
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4% (1.6% OF TOTAL INVESTMENTS)

          655   Massachusetts Development Finance Authority, First                    7/11 at 102.00        BBB-            697,457
                 Mortgage Revenue Bonds, Berkshire Retirement Community -
                 Edgecombe Project, Series 2001A, 6.750%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 33.6% (22.7% OF TOTAL INVESTMENTS)

          310   Ashland, Massachusetts, General Obligation Bonds,                     5/15 at 100.00         Aaa            334,809
                 Series 2004, 5.250%, 5/15/23 - AMBAC Insured

        1,000   Boston, Massachusetts, General Obligation Bonds,                      2/11 at 100.00         Aa1          1,048,180
                 Series 2001A, 5.000%, 2/01/20

        2,000   Brookline, Massachusetts, General Obligation Bonds,                   4/10 at 101.00         Aaa          2,148,780
                 Series 2000, 5.375%, 4/01/17

          500   East Longmeadow, Massachusetts, General Obligation Bonds,             8/11 at 101.00         Aaa            537,220
                 Series 2001, 5.000%, 8/01/14 - AMBAC Insured

          440   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA            466,136
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        1,675   Lawrence, Massachusetts, General Obligation Bonds,                    2/11 at 100.00         Aaa          1,762,904
                 Series 2001, 5.000%, 2/01/21 - AMBAC Insured

        1,095   Lynn, Massachusetts, General Obligation Bonds,                        8/11 at 101.00         Aaa          1,197,656
                 Series 2001, 5.375%, 8/15/12 - FGIC Insured

          750   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call          AA            850,155
                 Series 2002D, 5.500%, 8/01/19

          500   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA            545,540
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds,
                Series 2003:
          500    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            544,535
          500    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA            541,290


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 18.8% (12.6% OF TOTAL INVESTMENTS)

          395   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/14 at 100.00         AAA            413,352
                 Series 2004, 5.000%, 5/01/26 - AMBAC Insured

          210   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA            221,613
                 Bonds, Series 2000A, 5.250%, 7/01/30

          450   Massachusetts Bay Transportation Authority, Assessment                7/15 at 100.00         AAA            480,533
                 Bonds, Series 2005A, 5.000%, 7/01/18

          385   Massachusetts Bay Transportation Authority, Senior Lien                 No Opt. Call         AAA            428,775
                 Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21

          230   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            243,179
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

          500   Massachusetts School Building Authority, Dedicated Sales              8/15 at 100.00         AAA            530,975
                 Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 -
                 FSA Insured

          230   Massachusetts, Special Obligation Dedicated Tax Revenue                 No Opt. Call         AAA            249,279
                 Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

        1,250   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa          1,341,250
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA     $    1,096,860
                 6.000%, 8/01/16 - FSA Insured

          500   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB            557,125
                 Taxes Loan Note, Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.3% (4.3% OF TOTAL INVESTMENTS)

          800   Massachusetts Port Authority, Revenue Bonds, Series 2005A,            7/15 at 100.00         AAA            838,136
                 5.000%, 7/01/23 - AMBAC Insured

        1,000   Massachusetts Port Authority, Special Facilities Revenue              7/07 at 102.00         AAA          1,042,440
                 Bonds, BOSFUEL Corporation, Series 1997, 5.500%, 7/01/18
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 6.8% (4.6% OF TOTAL INVESTMENTS)

          500   Massachusetts, General Obligation Bonds, Consolidated Loan,           8/14 at 100.00       AA***            536,375
                 Series 2004B, 5.000%, 8/01/24 (Pre-refunded to 8/01/14)

          750   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA            819,345
                 Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded
                 to 1/01/14) - FGIC Insured

          600   University of Massachusetts Building Authority, Senior Lien          11/13 at 100.00         AAA            659,514
                 Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18
                 (Pre-refunded to 11/01/13) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.7% (3.8% OF TOTAL INVESTMENTS)

        1,070   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,174,817
                 Recovery Revenue Bonds, SEMass System, Series 2001A,
                 5.625%, 1/01/14 - MBIA Insured

          500   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            510,565
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.4% (7.0% OF TOTAL INVESTMENTS)

          530   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA            554,624
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

        1,405   Massachusetts Water Pollution Abatement Trust, Revenue                8/09 at 101.00         AAA          1,513,675
                 Bonds, MWRA Loan Program, Subordinate Series 1999A,
                 5.750%, 8/01/29

          500   Massachusetts Water Pollution Abatement Trust, Revenue                8/12 at 100.00         AAA            536,120
                 Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

          500   Massachusetts Water Pollution Abatement Trust, Pooled                 8/15 at 100.00         AAA            491,745
                 Loan Program Bonds, Series 11, 4.500%, 8/01/29
------------------------------------------------------------------------------------------------------------------------------------
$      41,305   Total Long-Term Investments (cost $42,502,353) - 148.3%                                                  43,996,202
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                        662,508
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   29,658,710
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities. See accompanying notes to financial statements.

                        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.0% (14.1% OF TOTAL INVESTMENTS)

$         500   Massachusetts Development Finance Authority, Revenue Bonds,           7/13 at 101.00        Baa1     $      558,280
                 Massachusetts College of Pharmacy and Allied Health
                 Sciences, Series 2003C, 6.375%, 7/01/23

        1,250   Massachusetts Development Finance Authority, Revenue Bonds,           9/13 at 100.00          A1          1,271,600
                 Middlesex School, Series 2003, 5.000%, 9/01/33

        2,500   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          2,582,325
                 Revenue Bonds, Boston College, Series 2003N,
                 5.125%, 6/01/37

        1,500   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA          1,547,265
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

        2,140   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA          2,336,195
                 Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/21 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.0% (6.1% OF TOTAL INVESTMENTS)

        2,500   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,601,025
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

          500   Massachusetts Health and Educational Facilities Authority,            7/08 at 102.00         AAA            518,200
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 - MBIA Insured

          250   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB            247,588
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

          200   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-            197,004
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.3% (8.9% OF TOTAL INVESTMENTS)

        1,750   Massachusetts Development Finance Authority, GNMA                    12/12 at 105.00         AAA          1,943,288
                 Collateralized Revenue Bonds, Neville Communities,
                 Series 2002A, 6.000%, 6/20/44

        1,265   Massachusetts Housing Finance Agency, Rental Housing                  7/12 at 100.00         AAA          1,286,227
                 Mortgage Revenue Bonds, Series 2002H, 5.200%, 7/01/42 -
                 FSA Insured

        2,000   Massachusetts Housing Finance Agency, Housing Bonds,                 12/12 at 100.00         AA-          2,018,740
                 Series 2003H, 5.125%, 6/01/43

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 35.1% (23.7% OF TOTAL INVESTMENTS)

        1,280   Littleton, Massachusetts, General Obligation Bonds,                   1/13 at 101.00         AAA          1,357,235
                 Series 2003, 5.000%, 1/15/21 - FGIC Insured

        1,000   Malden, Massachusetts, General Obligation Bonds,                        No Opt. Call         AAA          1,084,750
                 Series 2005, 5.000%, 8/01/16 - FGIC Insured

        3,000   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          3,342,300
                 Series 2004B, 5.250%, 8/01/21 - FSA Insured

        1,025   Maynard, Massachusetts, General Obligation Bonds,                     2/13 at 101.00         Aaa          1,130,370
                 Series 2003, 5.500%, 2/01/19 - MBIA Insured

        1,705   North Attleborough, Massachusetts, General Obligation Bonds,          7/14 at 101.00         Aaa          1,849,993
                 Series 2004, 5.000%, 7/15/15 - FGIC Insured

        1,500   Pittsfield, Massachusetts, General Obligation Bonds,                  4/12 at 101.00         AAA          1,584,405
                 Series 2002, 5.000%, 4/15/18 - MBIA Insured

        3,000   Springfield, Massachusetts, General Obligation Bonds,                 1/13 at 100.00         AAA          3,247,740
                 Series 2003, 5.250%, 1/15/22 - MBIA Insured

          300   Woburn, Massachusetts, General Obligation Bonds,                     11/15 at 100.00         Aaa            321,000
                 Series 2005, 5.000%, 11/15/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.3% (17.0% OF TOTAL INVESTMENTS)

        3,000   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/13 at 100.00         AAA          3,086,940
                 Series 2002, 5.000%, 5/01/32 - AMBAC Insured

        2,790   Massachusetts College Building Authority, Project Revenue             5/13 at 100.00         AAA          2,957,651
                 Refunding Bonds, Series 2003A, 5.250%, 5/01/22 -
                 XLCA Insured

                Massachusetts Development Finance Authority, Revenue
                Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project,
                Series 2002A:
        1,475    5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00         AAA          1,534,000
        1,500    5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00         AAA          1,548,120

          500   Massachusetts School Building Authority, Dedicated Sales              8/15 at 100.00         AAA            530,975
                 Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 -
                 FSA Insured

          300   Massachusetts, Special Obligation Dedicated Tax Revenue                 No Opt. Call         AAA            325,146
                 Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.6% (1.8% OF TOTAL INVESTMENTS)

$       1,000   Massachusetts Port Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00         AAA     $    1,028,230
                 5.000%, 7/01/33 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 25.2% (16.9% OF TOTAL INVESTMENTS)

        3,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          3,226,920
                 Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/27 (Pre-refunded to 7/01/12) - FGIC Insured

        2,000   Massachusetts, General Obligation Bonds, Consolidated                11/11 at 100.00         AAA          2,133,520
                 Loan, Series 2001D, 5.000%, 11/01/20 (Pre-refunded to
                 11/01/11) - MBIA Insured

        2,145   Massachusetts, General Obligation Bonds, Consolidated                 1/13 at 100.00         AAA          2,328,934
                 Loan, Series 2003A, 5.250%, 1/01/18 (Pre-refunded to
                 1/01/13) - AMBAC Insured

          845   Massachusetts Port Authority, Revenue Bonds, Series 1982,             1/06 at 100.00         AAA          1,165,306
                 13.000%, 7/01/13

        1,000   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          1,092,460
                 Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded to
                 1/01/14) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.4% (3.6% OF TOTAL INVESTMENTS)

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,597,380
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

          500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA            526,410
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.8% (7.9% OF TOTAL INVESTMENTS)

        1,900   Lynn Water and Sewer Commission, Massachusetts, General              12/13 at 100.00         AAA          1,958,748
                 Revenue Bonds, Series 2003A, 5.000%, 12/01/32 -
                 MBIA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue              8/13 at 100.00         AAA          1,048,460
                 Bonds, Series 2004D, 5.000%, 8/01/24 -MBIA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          1,111,050
                 Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured

          495   Springfield Water and Sewerage Commission, Massachusetts,             7/14 at 100.00         AAA            529,357
                 General Revenue Bonds, Series 2003A, 5.000%, 7/01/16 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      55,115   Total Long-Term Investments (cost $56,858,392) - 148.7%                                                  58,755,137
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                      1,245,076
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.9)%                                                        (20,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   39,500,213
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE                            UNREALIZED
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)        DATE (DEPRECIATION)
====================================================================================================================================
Citigroup     $2,000,000           4.652%  Semi-annually     3-month USD-LIBOR      Quarterly    2/22/06       2/22/26      $140,095
JPMorgan       1,000,000           5.075%  Semi-annually     3-month USD-LIBOR      Quarterly    2/22/06       2/22/26        18,057
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $158,152
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                                 See accompanying notes to financial statements.

                        Nuveen Missouri Premium Income Municipal Fund (NOM)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.2% (2.2% OF TOTAL INVESTMENTS)

$       1,000   Missouri Development Finance Board, Solid Waste Disposal                No Opt. Call         AA-     $    1,073,950
                 Revenue Bonds, Procter and Gamble Inc., Series 1999,
                 5.200%, 3/15/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.2% (4.3% OF TOTAL INVESTMENTS)

          625   Missouri Health and Educational Facilities Authority, Revenue         6/10 at 100.00        Baa2            664,631
                 Bonds, Maryville University of St. Louis, Series 2000,
                 6.750%, 6/15/30

          500   Missouri Health and Educational Facilities Authority, Revenue         2/08 at 101.00          A3            517,525
                 Bonds, St. Louis Priory School, Series 2000, 5.650%, 2/01/25

          365   Missouri Health and Educational Facilities Authority, Revenue         4/11 at 100.00         Aaa            394,419
                 Bonds, Webster University, Series 2001, 5.500%, 4/01/18 -
                 MBIA Insured

          500   St. Louis County Industrial Development Authority, Missouri,         12/05 at 100.00         N/R            508,100
                 Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992,
                 7.875%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.0% (16.6% OF TOTAL INVESTMENTS)

        1,800   Johnson County, Missouri, Hospital Revenue Bonds, Western             6/10 at 100.00          AA          1,930,518
                 Missouri Medical Center, Series 2000, 6.000%, 6/01/20 -
                 RAAI Insured

          750   Joplin Industrial Development Authority, Missouri, Health             2/15 at 102.00        BBB+            771,758
                 Facilities Revenue Bonds, Freeman Health System,
                 Series 2004, 5.500%, 2/15/29

          500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA            523,375
                 Bonds, St. Luke's Health System, Series 2001,
                 5.250%, 12/01/26 - FSA Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, BJC Health System, Series 2003:
        1,500    5.125%, 5/15/25                                                      5/13 at 100.00          AA          1,553,040
        1,155    5.250%, 5/15/32                                                      5/13 at 100.00          AA          1,199,410

          500   Missouri Health and Educational Facilities Authority, Revenue         2/14 at 100.00        BBB+            523,870
                 Bonds, Lake Regional Health System, Series 2003,
                 5.700%, 2/15/34

          425   Missouri Health and Educational Facilities Authority, Revenue         2/06 at 102.00        BBB+            434,813
                 Bonds, Lake Regional Health System, Series 1996,
                 6.500%, 2/15/21

        1,000   Missouri Health and Educational Facilities Authority, Revenue        12/10 at 101.00           A          1,065,960
                 Bonds, St. Anthony's Medical Center, Series 2000,
                 6.250%, 12/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.0% (4.9% OF TOTAL INVESTMENTS)

          615   Missouri Housing Development Commission, Multifamily                 12/11 at 100.00          AA            638,370
                 Housing Revenue Bonds, Series 2001II, 5.250%, 12/01/16

          500   St. Charles County Industrial Development Authority, Missouri,        4/08 at 102.00         AAA            509,715
                 FHA-Insured Multifamily Housing Revenue Bonds, Ashwood
                 Apartments, Series 1998A, 5.600%, 4/01/30 (Alternative
                 Minimum Tax) - FSA Insured

          545   St. Louis County Industrial Development Authority, Missouri,          4/07 at 102.00         AAA            569,133
                 GNMA Collateralized Multifamily Housing Revenue Refunding
                 Bonds, South Summit Apartments, Series 1997A,
                 5.950%, 4/20/17

          600   St. Louis County Industrial Development Authority, Missouri,          4/07 at 102.00         AAA            626,136
                 GNMA Collateralized Multifamily Housing Revenue Refunding
                 Bonds, South Summit Apartments, Series 1997B,
                 6.000%, 10/20/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.2% (0.8% OF TOTAL INVESTMENTS)

          110   Missouri Housing Development Commission, Single Family                3/06 at 105.00         AAA            110,944
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

          135   Missouri Housing Development Commission, Single Family                9/06 at 105.00         AAA            136,157
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$         140   Missouri Housing Development Commission, Single Family                3/10 at 100.00         AAA     $      141,589
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.6% (3.9% OF TOTAL INVESTMENTS)

        1,750   Cole County Industrial Development Authority, Missouri,               2/14 at 100.00         N/R          1,810,568
                 Revenue Bonds, Lutheran Senior Services - Heisinger Project,
                 Series 2004, 5.500%, 2/01/35

           50   Lees Summit Industrial Development Authority, Missouri,               8/09 at 101.00         N/R             52,861
                 Health Facilities Revenue Bonds, John Knox Village,
                 Series 1999, 6.000%, 8/15/17


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.3% (1.6% OF TOTAL INVESTMENTS)

          750   Sugar Creek, Missouri, Industrial Development Revenue                 6/13 at 101.00         BBB            774,255
                 Bonds, Lafarge North America Inc., Series 2003A,
                 5.650%, 6/01/37 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.1% (20.1% OF TOTAL INVESTMENTS)

          300   Branson Reorganized School District R-4, Taney County,                3/15 at 100.00         AAA            313,890
                 Missouri, General Obligation Bonds, Series 2005,
                 5.000%, 3/01/25 - FSA Insured

          500   Camdenton Reorganized School District R3, Camden County,                No Opt. Call         AAA            540,075
                 Missouri, General Obligation Bonds, Series 2005,
                 5.250%, 3/01/24 - FSA Insured

          500   Jackson County School District R-7, Lees Summit, Missouri,            3/12 at 100.00         AAA            535,530
                 General Obligation Refunding and Improvement Bonds,
                 Series 2002, 5.250%, 3/01/18 - FSA Insured

        1,630   North Kansas City School District, Missouri, General                  3/13 at 100.00         AA+          1,714,972
                 Obligation Bonds, Series 2003A, 5.000%, 3/01/23

        1,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          1,142,440
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

        2,020   Ritenour Consolidated School District, St. Louis County,                No Opt. Call         AAA          2,377,237
                 Missouri, General Obligation Bonds, Series 1995,
                 7.375%, 2/01/12 - FGIC Insured

        1,145   St. Charles County Francis Howell School District, Missouri,            No Opt. Call         AAA          1,206,807
                 General Obligation Refunding Bonds, Series 1994A,
                 7.800%, 3/01/08 - FGIC Insured

          350   St. Louis County Pattonville School District R3, Missouri,            3/14 at 100.00         AAA            377,538
                 General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
                 FSA Insured

        1,405   St. Louis Board of Education, Missouri, General Obligation            4/13 at 100.00         AAA          1,489,820
                 Refunding Bonds, Series 2003A, 5.000%, 4/01/19 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.1% (25.5% OF TOTAL INVESTMENTS)

          600   Chesterfield, Missouri, Certificates of Participation, Series 2005,  12/15 at 100.00         Aaa            631,110
                 5.000%, 12/01/24 - FGIC Insured

          750   Fenton, Missouri, Tax Increment Refunding and Improvement            10/12 at 100.00         N/R            767,985
                 Revenue Bonds, Gravois Bluffs Redevelopment Project,
                 Series 2002, 6.125%, 10/01/21

          750   Howard Bend Levee District, St. Louis County, Missouri,               3/09 at 101.00         N/R            782,003
                 Levee District Improvement Bonds, Series 1999,
                 5.850%, 3/01/19

        2,000   Missouri Development Finance Board, Kansas City,                      4/10 at 100.00         AAA          2,162,160
                 Infrastructure Facilities Revenue Bonds, Midtown
                 Redevelopment Project, Series 2000A, 5.750%, 4/01/22 -
                 MBIA Insured

          360   Missouri Development Finance Board, Infrastructure Facilities         6/15 at 100.00        BBB+            361,350
                 Revenue Bonds, Branson Landing Project, Series 2005A,
                 5.000%, 6/01/35

          450   Monarch-Chesterfield Levee District, St. Louis County,                3/10 at 101.00         AAA            489,906
                 Missouri, Levee District Improvement Bonds, Series 1999,
                 5.750%, 3/01/19 - MBIA Insured

        1,135   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,382,396
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 -
                 AGC Insured

          600   Riverside, Missouri, L-385 Levee Redevelopment Plan                   5/15 at 100.00         BBB            612,714
                 Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20

          400   St. Joseph Industrial Development Authority, Missouri,               11/14 at 100.00         N/R            396,712
                 Tax Increment Bonds, Shoppes at North Village Project,
                 Series 2005A, 5.500%, 11/01/27

        1,000   St. Louis Municipal Finance Corporation, Missouri, Leasehold          2/12 at 100.00         Aaa          1,107,400
                 Revenue Bonds, Carnahan Courthouse, Series 2002A,
                 5.750%, 2/15/16 - FGIC Insured


                                       47

                        Nuveen Missouri Premium Income Municipal Fund (NOM) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   Springfield Public Building Corporation, Missouri, Lease              6/10 at 100.00         AAA     $    2,198,420
                 Revenue Bonds, Jordan Valley Park Projects,
                 Series 2000A, 6.125%, 6/01/21 - AMBAC Insured

        1,380   Springfield Center City Development Corporation, Missouri,           11/11 at 100.00         Aaa          1,445,826
                 Lease Revenue Bonds, Jordan Valley Park Parking Garage,
                 Series 2002D, 5.000%, 11/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.7% (3.3% OF TOTAL INVESTMENTS)

          500   Kansas City, Missouri, Passenger Facility Charge Revenue              4/11 at 101.00         AAA            509,340
                 Bonds, Kansas City International Airport, Series 2001,
                 5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

        1,000   St. Louis Land Clearance Redevelopment Authority, Missouri,           9/09 at 102.00         N/R          1,068,020
                 Revenue Refunding and Improvement Bonds, LCRA Parking
                 Facilities, Series 1999C, 7.000%, 9/01/19


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 15.5% (10.7% OF TOTAL INVESTMENTS)

        2,500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          2,709,825
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 (Pre-refunded to 6/01/11) - AMBAC Insured

          500   St. Louis County, Missouri, GNMA Collateralized Mortgage                No Opt. Call         AAA            564,140
                 Revenue Bonds, Series 1993D, 5.650%, 7/01/20
                 (Alternative Minimum Tax)

          750   St. Louis County Pattonville School District R3, Missouri,            3/10 at 101.00         AAA            822,945
                 General Obligation Bonds, Series 2000, 5.750%, 3/01/17
                 (Pre-refunded to 3/01/10) - FGIC Insured

          950   Texas County, Missouri, Hospital Revenue Bonds, Texas                 6/10 at 100.00      N/R***          1,087,779
                 County Memorial Hospital, Series 2000, 7.250%, 6/15/25
                 (Pre-refunded to 6/15/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.7% (3.9% OF TOTAL INVESTMENTS)

        1,800   Springfield Public Utilities Board, Missouri, Certificates           12/09 at 100.00         AAA          1,886,652
                 of Participation, Series 2001, 5.000%, 12/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.2% (2.2% OF TOTAL INVESTMENTS)

          640   Metropolitan St. Louis Sewerage District, Missouri, Revenue           5/14 at 100.00         AAA            676,672
                 Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
                 MBIA Insured

          350   Missouri Environmental Improvement and Energy Resources                 No Opt. Call         Aaa            406,956
                 Authority, Water Pollution Control Revenue Bonds, State
                 Revolving Fund Program - Kansas City Project, Series 1997C,
                 6.750%, 1/01/12
------------------------------------------------------------------------------------------------------------------------------------
$      45,080   Total Long-Term Investments (cost $45,837,205) - 144.8%                                                  48,299,717
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                      1,060,478
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.0)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   33,360,195
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES November 30, 2005 (Unaudited)
                                                                     CONNECTICUT       CONNECTICUT      CONNECTICUT     CONNECTICUT
                                                                         PREMIUM          DIVIDEND         DIVIDEND        DIVIDEND
                                                                          INCOME         ADVANTAGE      ADVANTAGE 2     ADVANTAGE 3
                                                                           (NTC)             (NFC)            (NGK)           (NGO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $112,129,313, $54,848,081,
   $49,755,313 and $91,388,710, respectively)                       $115,497,819       $56,919,301      $51,892,925     $93,055,168
Cash                                                                     597,014           261,678               --         172,902
Receivables:
   Interest                                                            1,651,256           725,282          663,839       1,312,792
   Investments sold                                                           --                --               --              --
Unrealized appreciation on forward swaps                                      --                --           25,397          82,298
Other assets                                                               9,559             3,147            4,818             767
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   117,755,648        57,909,408       52,586,979      94,623,927
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                --                --           24,922              --
Payable for investments purchased                                             --                --               --              --
Accrued expenses:
   Management fees                                                        61,776            16,164           14,658          24,832
   Other                                                                  33,149            13,603           12,646          22,268
Preferred share dividends payable                                         18,450             1,390            9,205           7,889
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  113,375            31,157           61,431          54,989
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                38,300,000        19,500,000       17,500,000      32,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 79,342,273       $38,378,251      $35,025,548     $62,568,938
====================================================================================================================================
Common shares outstanding                                              5,352,945         2,567,291        2,310,385       4,354,319
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      14.82       $     14.95      $     15.16     $     14.37
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     53,529       $    25,673      $    23,104     $    43,543
Paid-in surplus                                                       74,365,255        36,399,226       32,706,554      61,444,991
Undistributed (Over-distribution of) net investment income               175,589           178,773          136,575          38,248
Accumulated net realized gain (loss) from investments
   and forward swaps                                                   1,379,394          (296,641)          (3,694)       (706,600)
Net unrealized appreciation (depreciation) of investments
   and forward swaps                                                   3,368,506         2,071,220        2,163,009       1,748,756
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 79,342,273       $38,378,251      $35,025,548     $62,568,938
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited         Unlimited        Unlimited       Unlimited
   Preferred                                                           Unlimited         Unlimited        Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES November 30, 2005 (Unaudited) (continued)
                                                                                                           INSURED
                                                                   MASSACHUSETTS     MASSACHUSETTS    MASSACHUSETTS         MISSOURI
                                                                         PREMIUM          DIVIDEND         TAX-FREE          PREMIUM
                                                                          INCOME         ADVANTAGE        ADVANTAGE           INCOME
                                                                           (NMT)             (NMB)            (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $99,032,883, $42,502,353,
   $56,858,392, $45,837,205, respectively)                          $102,011,244       $43,996,202      $58,755,137     $48,299,717
Cash                                                                     557,514                --               --         275,224
Receivables:
   Interest                                                            1,529,741           701,299          887,505         815,322
   Investments sold                                                      563,119                --          530,936          10,156
Unrealized appreciation on forward swaps                                      --                --          158,152              --
Other assets                                                               7,535             3,072            1,528           8,276
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   104,669,153        44,700,573       60,333,258      49,408,695
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                --             7,616          291,133              --
Payable for investments purchased                                        979,660                --               --              --
Accrued expenses:
   Management fees                                                        54,378            12,463           15,751          25,921
   Other                                                                  28,716            21,784           13,131          17,318
Preferred share dividends payable                                         15,702                --           13,030           5,261
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                1,078,456            41,863          333,045          48,500
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                34,000,000        15,000,000       20,500,000      16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $  69,590,697       $29,658,710      $39,500,213     $33,360,195
====================================================================================================================================
Common shares outstanding                                              4,753,021         1,952,741        2,721,728       2,274,341
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $       14.64       $     15.19      $     14.51     $     14.67
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $      47,530       $    19,527      $    27,217     $    22,743
Paid-in surplus                                                       65,983,574        27,647,651       38,352,990      30,410,946
Undistributed (Over-distribution of) net investment income               353,932           140,623         (122,314)        217,021
Accumulated net realized gain (loss) from investments
   and forward swaps                                                     227,300           357,060         (812,577)        246,973
Net unrealized appreciation (depreciation) of investments
   and forward swaps                                                   2,978,361         1,493,849        2,054,897       2,462,512
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $  69,590,697       $29,658,710      $39,500,213     $33,360,195
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited         Unlimited        Unlimited       Unlimited
   Preferred                                                           Unlimited         Unlimited        Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2005 (Unaudited)
                                                                     CONNECTICUT       CONNECTICUT      CONNECTICUT     CONNECTICUT
                                                                         PREMIUM          DIVIDEND         DIVIDEND        DIVIDEND
                                                                          INCOME         ADVANTAGE      ADVANTAGE 2     ADVANTAGE 3
                                                                           (NTC)             (NFC)            (NGK)           (NGO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 2,773,269       $ 1,349,583      $ 1,196,979      $ 2,059,553
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          381,515           187,823          170,452         306,835
Preferred shares -- auction fees                                          48,006            24,442           21,935          40,110
Preferred shares -- dividend disbursing agent fees                         5,014             5,014            5,014           5,014
Shareholders' servicing agent fees and expenses                            7,442               910              814             683
Custodian's fees and expenses                                             18,685            10,884           10,773          15,464
Trustees' fees and expenses                                                1,117               723              639             874
Professional fees                                                          6,638             5,404            5,215           6,258
Shareholders' reports -- printing and mailing expenses                    11,021             5,826            6,415           8,992
Stock exchange listing fees                                                5,240               110               99             186
Investor relations expense                                                 7,729             3,716            3,444           6,141
Other expenses                                                             6,264             6,182            6,326           6,737
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     498,671           251,034          231,126         397,294
   Custodian fee credit                                                   (6,537)           (5,043)          (2,808)         (7,955)
   Expense reimbursement                                                      --           (88,032)         (79,890)       (153,399)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             492,134           157,959          148,428         235,940
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  2,281,135         1,191,624        1,048,551       1,823,613
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                792,479           165,372          124,427         132,679
Net realized gain (loss) from forward swaps                                   --           (31,610)         (73,737)       (243,796)
Change in net unrealized appreciation (depreciation) of investments   (2,959,276)       (1,213,802)      (1,150,786)     (1,901,320)
Change in net unrealized appreciation (depreciation) of forward swaps         --            33,381           99,605        315,963
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               (2,166,797)       (1,046,659)      (1,000,491)     (1,696,474)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (346,913)         (179,066)        (170,186)       (328,684)
From accumulated net realized gains from investments                          --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (346,913)         (179,066)        (170,186)       (328,684)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $  (232,575)      $   (34,101)     $  (122,126)     $ (201,545)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2005 (Unaudited) (continued)
                                                                                                            INSURED
                                                                   MASSACHUSETTS     MASSACHUSETTS    MASSACHUSETTS        MISSOURI
                                                                         PREMIUM          DIVIDEND         TAX-FREE         PREMIUM
                                                                          INCOME         ADVANTAGE        ADVANTAGE          INCOME
                                                                           (NMT)             (NMB)            (NGX)           (NOM)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 2,539,824       $ 1,053,860      $ 1,392,117      $1,260,679
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          336,147           145,020          194,474         160,003
Preferred shares -- auction fees                                          42,616            18,801           25,695          20,055
Preferred shares -- dividend disbursing agent fees                         5,014             5,014            5,014           5,014
Shareholders' servicing agent fees and expenses                            4,383               466              226           2,627
Custodian's fees and expenses                                             18,800             9,520            9,428           8,911
Trustees' fees and expenses                                                1,056               620              535             550
Professional fees                                                          6,175             5,191            5,362           5,212
Shareholders' reports -- printing and mailing expenses                    10,609             5,146            7,046           5,733
Stock exchange listing fees                                                5,238                83              116              96
Investor relations expense                                                 5,793             2,876            3,892           3,294
Other expenses                                                             7,119             8,894            6,246           5,059
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     442,950           201,631          258,034         216,554
   Custodian fee credit                                                   (6,247)           (3,575)          (2,362)         (2,125)
   Expense reimbursement                                                      --           (67,970)         (97,225)             --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             436,703           130,086           158,447        214,429
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  2,103,121           923,774        1,233,670       1,046,250
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                538,185           292,576          168,951          60,488
Net realized gain (loss) from forward swaps                                   --           (71,318)        (374,677)             --
Change in net unrealized appreciation (depreciation) of investments   (2,509,628)       (1,129,896)      (1,449,925)       (999,654)
Change in net unrealized appreciation (depreciation) of forward swaps         --            70,423          517,721              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               (1,971,443)        (838,215)       (1,137,930)       (939,166)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (359,769)         (139,188)        (231,327)       (167,525)
From accumulated net realized gains from investments                          --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (359,769)         (139,188)        (231,327)       (167,525)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $  (228,091)      $   (53,629)     $  (135,587)     $  (60,441)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                           CONNECTICUT                        CONNECTICUT                       CONNECTICUT
                                       PREMIUM INCOME (NTC)             DIVIDEND ADVANTAGE (NFC)         DIVIDEND ADVANTAGE 2 (NGK)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/05          5/31/05          11/30/05           5/31/05         11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,281,135      $ 4,674,454       $ 1,191,624       $ 2,424,250      $ 1,048,551     $ 2,132,536
Net realized gain (loss)
   from investments                   792,479          695,966           165,372           201,225          124,427         165,154
Net realized gain (loss) from
   forward swaps                           --               --           (31,610)         (178,890)         (73,737)       (182,494)
Change in net unrealized
   appreciation (depreciation)
   of investments                  (2,959,276)       3,288,927        (1,213,802)        2,203,567       (1,150,786)      1,771,598
Change in net unrealized appreciation
   (depreciation) of forward swaps         --               --            33,381           (33,381)          99,605         (74,208)
Distributions to Preferred Shareholders:
   From net investment income        (346,913)        (466,107)         (179,066)         (217,938)        (170,186)       (197,732)
   From accumulated net realized
     gains from investments                --           (2,895)               --                --               --          (6,485)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   (232,575)       8,190,345           (34,101)        4,398,833         (122,126)      3,608,369
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (2,102,237)      (4,656,228)       (1,100,839)       (2,266,762)        (977,081)     (2,016,610)
From accumulated net realized gains
   from investments                        --          (60,815)               --                --               --        (151,747)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (2,102,237)      (4,717,043)       (1,100,839)       (2,266,762)        (977,081)     (2,168,357)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions      147,931          330,723            49,096            94,487           19,482          18,782
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions    147,931          330,723            49,096            94,487           19,482          18,782
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares     (2,186,881)       3,804,025        (1,085,844)        2,226,558       (1,079,725)      1,458,794
Net assets applicable to Common
   shares at the beginning
   of period                       81,529,154       77,725,129        39,464,095        37,237,537       36,105,273      34,646,479
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $79,342,273      $81,529,154       $38,378,251       $39,464,095      $35,025,548     $36,105,273
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $   175,589      $   343,604       $   178,773       $   267,054      $   136,575     $   235,291
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
         CHANGES IN NET ASSETS (Unaudited) (continued)
                                            CONNECTICUT                  MASSACHUSETTS PREMIUM                  MASSACHUSETTS
                                   DIVIDEND ADVANTAGE 3 (NGO)                 INCOME (NMT)                DIVIDEND ADVANTAGE (NMB)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/05          5/31/05          11/30/05           5/31/05         11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 1,823,613      $ 3,727,307       $ 2,103,121       $ 4,327,814       $  923,774     $ 1,891,521
Net realized gain (loss)
   from investments                   132,679          189,726           538,185           796,541          292,576         235,780
Net realized gain (loss) from
   forward swaps                     (243,796)        (508,058)               --                --          (71,318)             --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (1,901,320)       4,159,129        (2,509,628)        3,016,551       (1,129,896)      1,711,138
Change in net unrealized appreciation
   (depreciation) of forward swaps    315,963         (233,665)               --                --           70,423         (70,423)
Distributions to Preferred Shareholders:
   From net investment income        (328,684)        (418,929)         (359,769)         (388,132)        (139,188)       (154,728)
   From accumulated net realized
     gains from investments                --               --                --                --               --          (7,909)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   (201,545)       6,915,510          (228,091)        7,752,774          (53,629)      3,605,379
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,605,877)      (3,392,359)       (1,959,241)       (4,185,695)        (852,098)     (1,800,825)
From accumulated net realized gains
   from investments                        --               --                --                --               --        (224,126)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,605,877)      (3,392,359)       (1,959,241)       (4,185,695)        (852,098)     (2,024,951)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions       51,882           27,499           130,376           274,885           25,076          55,345
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions     51,882           27,499           130,376           274,885           25,076          55,345
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (1,755,540)       3,550,650        (2,056,956)        3,841,964         (880,651)      1,635,773
Net assets applicable to Common
   shares at the beginning
   of period                       64,324,478       60,773,828        71,647,653        67,805,689       30,539,361      28,903,588
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $62,568,938      $64,324,478       $69,590,697       $71,647,653      $29,658,710     $30,539,361
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $    38,248      $   149,196       $   353,932       $   569,821      $   140,623     $   208,135
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                          INSURED MASSACHUSETTS               MISSOURI PREMIUM
                                                                        TAX-FREE ADVANTAGE (NGX)                 INCOME (NOM)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                        11/30/05           5/31/05         11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,233,670       $ 2,499,796      $ 1,046,250     $ 2,115,551
Net realized gain (loss) from investments                                168,951           (22,105)          60,488         250,201
Net realized gain (loss) from
   forward swaps                                                        (374,677)         (568,647)              --              --
Change in net unrealized appreciation
   (depreciation) of investments                                      (1,449,925)        3,400,879         (999,654)      1,460,500
Change in net unrealized appreciation
   (depreciation) of forward swaps                                       517,721          (359,569)              --              --
Distributions to Preferred Shareholders:
   From net investment income                                           (231,327)         (256,987)        (167,525)       (211,843)
   From accumulated net realized
     gains from investments                                                   --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                      (135,587)        4,693,367          (60,441)      3,614,409
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,012,133)       (2,282,215)        (977,250)     (1,988,388)
From accumulated net realized gains
   from investments                                                           --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (1,012,133)       (2,282,215)        (977,250)     (1,988,388)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                          36,699            79,000          178,583         362,566
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions                                        36,699            79,000          178,583         362,566
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (1,111,021)        2,490,152         (859,108)      1,988,587
Net assets applicable to Common
   shares at the beginning of period                                  40,611,234        38,121,082       34,219,303      32,230,716
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $39,500,213       $40,611,234      $33,360,195     $34,219,303
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $  (122,314)      $  (112,524)     $   217,021     $   315,546
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
    FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Connecticut Dividend Advantage Municipal Fund (NFC), Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK), Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund
(NMB), Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) and Nuveen Missouri Premium Income Municipal Fund (NOM). Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the New York Stock Exchange while Common shares of Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Dividend Advantage (NMB), Insured Massachusetts Tax-Free Advantage (NGX) and Missouri Premium Income (NOM) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2005, Massachusetts Premium Income (NMT) had outstanding when-issued purchase commitments of $979,660. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Number of shares:
   Series T                                                      --            780             --           --
   Series W                                                      --             --            700           --
   Series TH                                                  1,532             --             --           --
   Series F                                                      --             --             --        1,280
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Number of shares:
   Series T                                                      --            600             --           --
   Series W                                                      --             --            820           --
   Series TH                                                  1,360             --             --          640
   Series F                                                      --             --             --           --
==============================================================================================================

Insurance
Insured Massachusetts Tax-Free Advantage (NGX) invests at least 80% of its net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or
(ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Fund includes value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                     CONNECTICUT           CONNECTICUT DIVIDEND      CONNECTICUT DIVIDEND
                                 PREMIUM INCOME (NTC)         ADVANTAGE (NFC)          ADVANTAGE 2 (NGK)
                              ------------------------   -----------------------   ------------------------
                              SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                   ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED    YEAR ENDED
                                11/30/05       5/31/05     11/30/05      5/31/05     11/30/05       5/31/05
-----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of
  distributions                    9,065        21,189       3,008         6,069        1,197         1,180
===========================================================================================================
                                 CONNECTICUT DIVIDEND         MASSACHUSETTS        MASSACHUSETTS DIVIDEND
                                   ADVANTAGE 3 (NGO)       PREMIUM INCOME (NMT)         ADVANTAGE (NMB)
                              ------------------------   -----------------------   ------------------------
                              SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                   ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED    YEAR ENDED
                                11/30/05       5/31/05     11/30/05      5/31/05     11/30/05       5/31/05
-----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of
  distributions                     3,524        1,940        8,086       17,594        1,448         3,397
===========================================================================================================

                                                                  INSURED
                                                          MASSACHUSETTS TAX-FREE           MISSOURI
                                                              ADVANTAGE (NGX)        PREMIUM INCOME (NOM)
                                                         -----------------------  -------------------------
                                                         SIX MONTHS               SIX MONTHS
                                                              ENDED   YEAR ENDED        ENDED    YEAR ENDED
                                                           11/30/05      5/31/05     11/30/05       5/31/05
-----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of
  distributions                                               2,321        5,040       10,287        21,455
===========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended November 30, 2005, were as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Purchases                                               $10,731,266     $4,615,832     $2,376,744   $5,829,478
Sales and maturities                                      9,961,551      4,515,126      2,486,754    5,904,401
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Purchases                                               $10,415,685     $3,702,427     $2,742,971   $1,776,824
Sales and maturities                                     10,450,734      3,710,223      3,157,733    2,113,153
==============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Cost of investments                                    $112,111,656    $54,985,964    $49,920,277  $91,790,821
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Cost of investments                                     $98,957,635    $42,484,098    $57,283,914  $45,825,515
==============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                          $3,845,067     $2,240,460     $2,310,152   $2,028,764
   Depreciation                                            (458,904)      (307,123)      (337,504)    (764,417)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                        $3,386,163     $1,933,337     $1,972,648   $1,264,347
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                          $3,448,031     $1,620,003     $1,987,732   $2,529,069
   Depreciation                                            (394,422)      (107,899)      (516,509)     (54,867)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                        $3,053,609     $1,512,104     $1,471,223   $2,474,202
==============================================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2005, the Funds' last fiscal year end, were as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                       $714,640       $430,212       $388,524     $417,233
Undistributed net ordinary income **                            775             --             --        1,924
Undistributed net long-term capital gains                   586,914             --        128,110           --
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                       $785,878       $341,991        $77,412     $466,347
Undistributed net ordinary income **                         27,169             --             --        8,293
Undistributed net long-term capital gains                        --        135,802             --      186,485
==============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 2, 2005, paid on June 1, 2005. ** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $5,128,525     $2,489,695     $2,217,152   $3,816,540
Distributions from net ordinary income **                        --             --          1,368           --
Distributions from net long-term capital gains               63,711             --        158,232           --
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $4,526,406     $1,952,384     $2,546,211   $2,195,758
Distributions from net ordinary income **                    53,097          5,522             --           --
Distributions from net long-term capital gains                   --        232,035             --           --
==============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2005, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                      INSURED
                                                       CONNECTICUT  CONNECTICUT  MASSACHUSETTS  MASSACHUSETTS
                                                          DIVIDEND     DIVIDEND        PREMIUM       TAX-FREE
                                                         ADVANTAGE  ADVANTAGE 3         INCOME      ADVANTAGE
                                                             (NFC)        (NGO)          (NMT)          (NGX)
-------------------------------------------------------------------------------------------------------------
Expiration year:
   2009                                                   $     --     $     --       $310,885        $    --
   2010                                                         --           --             --             --
   2011                                                         --       69,711             --             --
   2012                                                    263,224      106,107             --         16,123
   2013                                                         --           --             --          8,250
-------------------------------------------------------------------------------------------------------------
Total                                                     $263,224     $175,818       $310,885        $24,373
=============================================================================================================

At May 31, 2005, the Funds' last fiscal year-end, Insured Massachusetts Tax-Free Advantage (NGX) elected to defer $156,912 of net realized losses from investments incurred from November 1, 2004 through May 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                CONNECTICUT PREMIUM INCOME (NTC)
AVERAGE DAILY NET ASSETS                      MASSACHUSETTS PREMIUM INCOME (NMT)
(INCLUDING NET ASSETS                              MISSOURI PREMIUM INCOME (NOM)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                            CONNECTICUT DIVIDEND ADVANTAGE (NFC)
                                          CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
                                          CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
AVERAGE DAILY NET ASSETS                  MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
(INCLUDING NET ASSETS             INSURED MASSACHUSETTS TAX-FREE ADVANTAGE (NGX)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Connecticut Dividend Advantage's (NFC) and Massachusetts Dividend Advantage's (NMB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                        YEAR ENDING
JANUARY 31,                                        JANUARY 31,
--------------------------------------------------------------------------------
2001*                     .30%                     2007                     .25%
2002                      .30                      2008                     .20
2003                      .30                      2009                     .15
2004                      .30                      2010                     .10
2005                      .30                      2011                     .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage (NFC) and Massachusetts Dividend Advantage (NMB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Connecticut Dividend Advantage 2's (NGK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                        YEAR ENDING
MARCH 31,                                          MARCH 31,
--------------------------------------------------------------------------------
2002*                     .30%                     2008                     .25%
2003                      .30                      2009                     .20
2004                      .30                      2010                     .15
2005                      .30                      2011                     .10
2006                      .30                      2012                     .05
2007                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 2 (NGK) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Connecticut Dividend Advantage 3's (NGO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                        YEAR ENDING
SEPTEMBER 30,                                      SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                     2007                     .32%
2003                      .32                      2008                     .24
2004                      .32                      2009                     .16
2005                      .32                      2010                     .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 3 (NGO) for any portion of its fees and expenses beyond September 30, 2010.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first eight years of Insured Massachusetts Tax-Free Advantage's (NGX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                        YEAR ENDING
NOVEMBER 30,                                       NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                     2007                     .32%
2003                      .32                      2008                     .24
2004                      .32                      2009                     .16
2005                      .32                      2010                     .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Massachusetts Tax-Free Advantage
(NGX) for any portion of its fees and expenses beyond November 30, 2010.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENTS -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2005, to shareholders of record on December 15, 2005, as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0605         $.0715         $.0670       $.0585
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0670         $.0710         $.0585       $.0700
==============================================================================================================

At the same time, the following Funds declared capital gains and/or ordinary income distributions as follows:

                                           CONNECTICUT  CONNECTICUT   MASSACHUSETTS   MASSACHUSETTS     MISSOURI
                                               PREMIUM     DIVIDEND         PREMIUM        DIVIDEND      PREMIUM
                                                INCOME  ADVANTAGE 2          INCOME       ADVANTAGE       INCOME
                                                 (NTC)        (NGK)           (NMT)           (NMB)        (NOM)
----------------------------------------------------------------------------------------------------------------
Capital gains distributions per share            .2240       .0827            .0444           .1945        .0969
Ordinary income distributions per share*         .0001          --            .0072              --        .0033
================================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                        Financial
                               HIGHLIGHTS (Unaudited)

                        Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                             Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                        Beginning                              Investment         Capital           Investment     Capital
                           Common                     Net       Income to        Gains to            Income to    Gains to
                            Share         Net   Realized/       Preferred       Preferred               Common      Common
                        Net Asset  Investment  Unrealized          Share-          Share-               Share-      Share-
                            Value      Income  Gain (Loss)        holders+        holders+   Total     holders     holders     Total
====================================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                    $15.26       $ .43      $ (.42)          $(.06)           $ --   $ (.05)      $(.39)      $  --    $(.39)
2005                        14.60         .88         .75            (.09)             --     1.54        (.87)       (.01)    (.88)
2004                        15.56         .93        (.96)           (.05)             --     (.08)       (.88)         --     (.88)
2003                        14.46         .98        1.07            (.07)             --     1.98        (.88)         --     (.88)
2002                        14.20        1.00         .20            (.10)             --     1.10        (.84)         --     (.84)
2001                        12.92        1.02        1.32            (.24)             --     2.10        (.82)         --     (.82)

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                     15.39         .46        (.40)           (.07)             --     (.01)       (.43)         --     (.43)
2005                        14.56         .95         .86            (.09)             --     1.72        (.89)         --     (.89)
2004                        15.53         .97       (1.00)           (.05)             --     (.08)       (.89)         --     (.89)
2003                        14.24        1.00        1.19            (.07)             --     2.12        (.84)         --     (.84)
2002                        13.88        1.00         .31            (.11)             --     1.20        (.84)         --     (.84)
2001(a)                     14.33         .21        (.23)           (.05)             --     (.07)       (.21)         --     (.21)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                     15.64         .45        (.44)           (.07)             --     (.06)       (.42)         --     (.42)
2005                        15.01         .92         .74            (.09)             --     1.57        (.87)       (.07)    (.94)
2004                        16.23         .96       (1.13)           (.04)           (.01)    (.22)       (.87)       (.12)    (.99)
2003                        14.48         .98        1.74            (.07)           (.01)    2.64        (.83)       (.06)    (.89)
2002(b)                     14.33         .08         .30              --              --      .38        (.07)         --     (.07)

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                     14.78         .42        (.38)           (.08)             --     (.04)       (.37)         --     (.37)
2005                        13.97         .86         .83            (.10)             --     1.59        (.78)         --     (.78)
2004                        15.06         .88       (1.14)           (.05)             --     (.31)       (.78)         --     (.78)
2003(c)                     14.33         .51         .93            (.04)             --     1.40        (.46)         --     (.46)
====================================================================================================================================
                                                                            Total Returns
                                                                         -------------------
                                                                                     Based
                                Offering                                                on
                               Costs and      Ending                                Common
                               Preferred      Common                      Based      Share
                                   Share       Share      Ending             on        Net
                            Underwriting   Net Asset      Market         Market      Asset
                               Discounts       Value       Value          Value**    Value**
============================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                             $ --      $14.82      $14.55          (5.70)%     (.32)%
2005                                  --       15.26       15.81          15.61      10.82
2004                                  --       14.60       14.47         (10.80)      (.51)
2003                                  --       15.56       17.14          12.63      14.08
2002                                  --       14.46       16.05           5.01       7.87
2001                                  --       14.20       16.10          25.91      16.57

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                               --       14.95       15.85           3.44       (.08)
2005                                  --       15.39       15.73          17.89      12.06
2004                                  --       14.56       14.12          (8.64)      (.56)
2003                                 .01       15.53       16.35           9.19      15.38
2002                                  --       14.24       15.79           8.61       8.81
2001(a)                             (.17)      13.88       15.34           3.71      (1.67)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                               --       15.16       15.69           0.78       (.37)
2005                                  --       15.64       15.98          19.92      10.70
2004                                (.01)      15.01       14.14          (4.65)     (1.48)
2003                                  --       16.23       15.80          11.16      18.77
2002(b)                             (.16)      14.48       15.05            .79       1.53

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                               --       14.37       14.82           4.51       (.29)
2005                                  --       14.78       14.54          18.17      11.60
2004                                  --       13.97       13.00          (8.92)     (2.08)
2003(c)                             (.21)      15.06       15.09           3.71       8.46
============================================================================================
                                                                Ratios/Supplemental Data
                               ----------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement       After Credit/Reimbursement***
                                               -----------------------------     ------------------------------
                                                              Ratio of Net                       Ratio of Net
                                                 Ratio of       Investment         Ratio of        Investment
                                    Ending       Expenses        Income to         Expenses         Income to
                                       Net     to Average          Average       to Average           Average
                                    Assets     Net Assets       Net Assets       Net Assets        Net Assets
                                Applicable     Applicable       Applicable       Applicable        Applicable      Portfolio
                                 to Common      to Common        to Common        to Common         to Common       Turnover
                               Shares (000)        Shares++         Shares++         Shares++          Shares++         Rate
=============================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                            $79,342           1.23%*           5.63%*           1.22%*            5.65%*            8%
2005                                81,529           1.24             5.81             1.24              5.82             12
2004                                77,725           1.23             6.16             1.23              6.16             15
2003                                82,492           1.27             6.57             1.26              6.58             23
2002                                76,327           1.34             6.90             1.34              6.91             12
2001                                74,642           1.33             7.36             1.31              7.39              8

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                             38,378           1.28*            5.62*             .81*             6.09*             8
2005                                39,464           1.29             5.81              .83              6.27              9
2004                                37,238           1.26             5.97              .80              6.44              4
2003                                39,625           1.27             6.29              .81              6.76              7
2002                                36,233           1.38             6.56              .88              7.06             20
2001(a)                             35,255           1.22*            4.10*             .80*             4.52*            29

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                             35,026           1.29*            5.41*             .83*             5.87*             5
2005                                36,105           1.28             5.52              .82              5.98             12
2004                                34,646           1.25             5.73              .80              6.18             10
2003                                37,441           1.31             5.94              .82              6.43             13
2002(b)                             33,408           1.06*            2.90*             .73*             3.23*            --

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                             62,569           1.25*            5.21*             .74*             5.72*             6
2005                                64,324           1.24             5.40              .76              5.89              9
2004                                60,774           1.24             5.58              .74              6.08             14
2003(c)                             65,324           1.19*            4.72*             .71*             5.20*            18
=============================================================================================================================
                                   Preferred Shares at End of Period
                               ------------------------------------------
                                 Aggregate       Liquidation
                                    Amount        and Market        Asset
                               Outstanding             Value     Coverage
                                      (000)        Per Share    Per Share
=========================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
-------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                            $38,300           $25,000      $76,790
2005                                38,300            25,000       78,217
2004                                38,300            25,000       75,734
2003                                38,300            25,000       78,846
2002                                38,300            25,000       74,822
2001                                38,300            25,000       73,722

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
-------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                             19,500            25,000       74,203
2005                                19,500            25,000       75,595
2004                                19,500            25,000       72,740
2003                                19,500            25,000       75,801
2002                                19,500            25,000       71,453
2001(a)                             19,500            25,000       70,198

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
-------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                             17,500            25,000       75,036
2005                                17,500            25,000       76,579
2004                                17,500            25,000       74,495
2003                                17,500            25,000       78,487
2002(b)                             17,500            25,000       72,726

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
-------------------------------------------------------------------------
Year Ended 5/31:
2006(d)                             32,000            25,000       73,882
2005                                32,000            25,000       75,253
2004                                32,000            25,000       72,480
2003(c)                             32,000            25,000       76,034
=========================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 26, 2001 (commencement of operations) through May 31, 2001.
(b) For the period March 25, 2002 (commencement of operations) through May 31, 2002.
(c) For the period September 26, 2002 (commencement of operations) through May 31, 2003.
(d)  For the six months ended November 30, 2005.

                                 See accompanying notes to financial statements.

                                  66-67 SPREAD

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

                Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                             Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                             Distributions  Distributions
                                                                 from Net            from                  Net
                        Beginning                              Investment         Capital           Investment     Capital
                           Common                     Net       Income to        Gains to            Income to    Gains to
                            Share         Net   Realized/       Preferred       Preferred               Common      Common
                        Net Asset  Investment  Unrealized          Share-          Share-               Share-      Share-
                            Value      Income  Gain (Loss)        holders+        holders+   Total     holders     holders     Total
====================================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                    $15.10       $ .44      $ (.41)          $(.08)           $ --   $ (.05)      $(.41)       $ --   $ (.41)
2005                        14.34         .91         .81            (.08)             --     1.64        (.88)         --     (.88)
2004                        15.30         .94        (.97)           (.05)             --     (.08)       (.88)         --     (.88)
2003                        14.48         .98         .78            (.07)             --     1.69        (.87)         --     (.87)
2002                        14.26        1.03         .13            (.11)             --     1.05        (.83)         --     (.83)
2001                        13.17        1.05        1.10            (.24)             --     1.91        (.82)         --     (.82)

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------------------------------------------------------------------------

Year Ended 5/31:
2006(c)                     15.65         .47        (.42)           (.07)             --     (.02)       (.44)         --     (.44)
2005                        14.84         .97         .95            (.08)             --     1.84        (.92)       (.11)   (1.03)
2004                        16.00        1.00       (1.11)           (.04)           (.01)    (.16)       (.92)       (.08)   (1.00)
2003                        14.16        1.04        1.74            (.07)             --     2.71        (.88)         --     (.88)
2002                        13.88        1.03         .25            (.12)             --     1.16        (.88)         --     (.88)
2001(a)                     14.33         .24        (.24)           (.05)             --     (.05)       (.22)         --     (.22)

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                     14.93         .45        (.41)           (.09)             --     (.05)       (.37)         --     (.37)
2005                        14.04         .92         .90            (.09)             --     1.73        (.84)         --     (.84)
2004                        15.25         .94       (1.22)           (.06)             --     (.34)       (.86)       (.01)    (.87)
2003(b)                     14.33         .35        1.21            (.03)             --     1.53        (.37)         --     (.37)

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                     15.11         .46        (.40)           (.07)             --     (.01)       (.43)         --     (.43)
2005                        14.37         .94         .77            (.09)             --     1.62        (.88)         --     (.88)
2004                        15.40         .96       (1.05)           (.06)             --     (.15)       (.88)         --     (.88)
2003                        14.35         .97        1.02            (.07)             --     1.92        (.87)         --     (.87)
2002                        13.97        1.01         .31            (.13)             --     1.19        (.81)         --     (.81)
2001                        12.77        1.02        1.18            (.26)             --     1.94        (.74)         --     (.74)
====================================================================================================================================
                                                                            Total Returns
                                                                         -------------------
                                                                                     Based
                                Offering                                                on
                               Costs and      Ending                                Common
                               Preferred      Common                      Based      Share
                                   Share       Share      Ending             on        Net
                            Underwriting   Net Asset      Market         Market      Asset
                               Discounts       Value       Value          Value**    Value**
============================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                             $ --      $14.64      $16.20           2.97%      (.32)%
2005                                  --       15.10       16.14          18.97      11.74
2004                                  --       14.34       14.35          (9.51)      (.51)
2003                                  --       15.30       16.80          12.98      12.02
2002                                  --       14.48       15.70           8.04       7.51
2001                                  --       14.26       15.33          15.71      14.72

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
--------------------------------------------------------------------------------------------

Year Ended 5/31:
2006(c)                               --       15.19       16.26          (4.42)      (.16)
2005                                  --       15.65       17.45          24.96      12.76
2004                                  --       14.84       14.88          (3.74)     (1.03)
2003                                 .01       16.00       16.45           8.76      19.74
2002                                  --       14.16       15.95          14.15       8.46
2001(a)                             (.18)      13.88       14.80            .13      (1.61)

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                               --       14.51       15.40          (1.08)      (.33)
2005                                  --       14.93       15.94          20.95      12.62
2004                                  --       14.04       13.90          (6.83)     (2.18)
2003(b)                             (.24)      15.25       15.78           7.69       9.07

MISSOURI PREMIUM
INCOME (NOM)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                               --       14.67       17.42           (.23)      (.07)
2005                                  --       15.11       17.90          24.38      11.54
2004                                  --       14.37       15.15          (5.35)     (1.00)
2003                                  --       15.40       16.87          15.39      13.75
2002                                  --       14.35       15.41          14.11       8.65
2001                                  --       13.97       14.25          17.41      15.48
============================================================================================
                                                              Ratios/Supplemental Data
                             ----------------------------------------------------------------------------------------------
                                              Before Credit/Reimbursement       After Credit/Reimbursement***
                                             -----------------------------     ------------------------------
                                                            Ratio of Net                       Ratio of Net
                                               Ratio of       Investment         Ratio of        Investment
                                  Ending       Expenses        Income to         Expenses         Income to
                                     Net     to Average          Average       to Average           Average
                                  Assets     Net Assets       Net Assets       Net Assets        Net Assets
                              Applicable     Applicable       Applicable       Applicable        Applicable      Portfolio
                               to Common      to Common        to Common        to Common         to Common       Turnover
                             Shares (000)        Shares++         Shares++         Shares++          Shares++         Rate
===========================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                          $69,591           1.25%*           5.91%*           1.23%*            5.93%*           10%
2005                              71,648           1.24             6.15             1.24              6.16             18
2004                              67,806           1.24             6.37             1.23              6.38             22
2003                              72,003           1.28             6.61             1.27              6.63             18
2002                              67,856           1.31             7.11             1.30              7.12             13
2001                              66,579           1.37             7.46             1.35              7.48             14

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
---------------------------------------------------------------------------------------------------------------------------

Year Ended 5/31:
2006(c)                           29,659           1.33*            5.63*             .86*             6.11*             8
2005                              30,539           1.31             5.83              .86              6.28             12
2004                              28,904           1.27             6.05              .81              6.51             26
2003                              31,134           1.29             6.49              .83              6.95              8
2002                              27,519           1.47             6.70              .94              7.24              9
2001(a)                           26,951           1.28*            4.84*             .84*             5.28*            18

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                           39,500           1.28*            5.64*             .79*             6.14*             5
2005                              40,611           1.27             5.83              .79              6.31              2
2004                              38,121           1.28             5.94              .75              6.46             97
2003(b)                           41,297           1.14*            4.17*             .68*             4.64*            19

MISSOURI PREMIUM
INCOME (NOM)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                           33,360           1.28*            6.15*            1.26*             6.17*             4
2005                              34,219           1.29             6.29             1.28              6.30             17
2004                              32,231           1.27             6.44             1.26              6.45             24
2003                              34,228           1.34             6.56             1.32              6.58             15
2002                              31,619           1.38             7.08             1.36              7.10              8
2001                              30,508           1.39             7.48             1.38              7.50             31
===========================================================================================================================
                                  Preferred Shares at End of Period
                              ------------------------------------------
                                Aggregate       Liquidation
                                   Amount        and Market        Asset
                              Outstanding             Value     Coverage
                                     (000)        Per Share    Per Share
========================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                           $34,000           $25,000      $76,170
2005                               34,000            25,000       77,682
2004                               34,000            25,000       74,857
2003                               34,000            25,000       77,943
2002                               34,000            25,000       74,894
2001                               34,000            25,000       73,955

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------------

Year Ended 5/31:
2006(c)                            15,000            25,000       74,431
2005                               15,000            25,000       75,899
2004                               15,000            25,000       73,173
2003                               15,000            25,000       76,891
2002                               15,000            25,000       70,865
2001(a)                            15,000            25,000       69,919

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                            20,500            25,000       73,171
2005                               20,500            25,000       74,526
2004                               20,500            25,000       71,489
2003(b)                            20,500            25,000       75,362

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------
Year Ended 5/31:
2006(c)                            16,000            25,000       77,125
2005                               16,000            25,000       78,468
2004                               16,000            25,000       75,360
2003                               16,000            25,000       78,481
2002                               16,000            25,000       74,405
2001                               16,000            25,000       72,669
========================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 30, 2001 (commencement of operations) through May 31, 2001.
(b) For the period November 21, 2002 (commencement of operations) through May 31, 2003.
(c)  For the six months ended November 30, 2005.

                                 See accompanying notes to financial statements.


                                  68-69 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE
Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT
AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds. MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.
NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS. Managing more than $130 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-B-1105D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
            ---------------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 3, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 3, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 3, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.